UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Global Dividend Income Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Global Dividend Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Belgium — 2.1%
Anheuser-Busch InBev NV	341,742	$32,831,361

Canada — 3.0%
National Bank of Canada	195,450	14,773,455
Rogers Communications, Inc., Class B	665,012	32,800,086

		47,573,541

Finland — 1.0%
Kone Oyj, Class B	184,751	16,329,867

France — 6.6%
Eutelsat Communications SA	636,865	23,011,779
Legrand SA	426,866	19,921,232
Sanofi SA	442,908	47,885,277
Total SA	269,689	13,575,358

		104,393,646

Hong Kong — 0.5%
Power Assets Holdings Ltd.	800,500	7,827,942

Italy — 0.9%
ENI SpA	584,480	13,949,439

Japan — 2.2%
Canon, Inc.	202,300	7,275,621
Japan Tobacco, Inc.	725,500	27,424,799

		34,700,420

Netherlands — 2.4%
Royal Dutch Shell Plc, B Shares	1,069,396	37,511,675

Singapore — 2.5%
DBS Group Holdings Ltd.	1,776,000	24,226,895
Singapore Telecommunications Ltd.	4,740,000	15,141,000

		39,367,895

Sweden — 4.6%
Atlas Copco AB, A Shares	532,379	14,077,382
Hennes & Mauritz AB, B Shares	971,136	34,488,574
Svenska Handelsbanken AB, A Shares	508,477	23,180,532

		71,746,488

Switzerland — 9.2%
Givaudan SA, Registered Shares	12,063	15,535,085
Nestle SA, Registered Shares	509,601	36,340,925
Novartis AG, Registered Shares	595,872	44,110,965
Roche Holding AG	198,988	49,814,778

		145,801,753

Common Stocks	Shares	Value

Taiwan — 1.9%
Far EasTone Telecommunications Co. Ltd.	6,313,500	$15,381,600
Taiwan Mobile Co. Ltd.	3,948,000	14,387,539

		29,769,139

United Kingdom — 18.4%
BHP Billiton Plc	667,882	18,789,385
British American Tobacco Plc	599,348	33,225,013
Diageo Plc	1,086,882	33,190,764
GlaxoSmithKline Plc	1,529,154	39,454,461
HSBC Holdings Plc	2,147,600	23,504,145
Imperial Tobacco Group Plc	1,266,475	45,283,926
TESCO Plc	4,988,116	28,372,332
Unilever Plc	700,890	30,367,276
Vodafone Group Plc	12,156,393	37,092,761

		289,280,063

United States — 41.0%
Altria Group, Inc.	990,141	36,150,048
AT&T Inc.	858,295	32,151,731
Chevron Corp.	290,899	35,492,587
The Coca-Cola Co.	995,863	42,154,881
Emerson Electric Co.	402,634	22,350,213
Genuine Parts Co.	396,727	30,282,172
Johnson & Johnson	428,242	36,499,066
Kraft Foods Group, Inc.	603,271	31,062,424
Lorillard, Inc.	769,698	33,012,347
McDonald’s Corp.	334,931	34,209,852
Merck & Co., Inc.	874,684	41,110,148
Microsoft Corp.	1,323,335	43,802,390
Northrop Grumman Corp.	159,607	12,088,634
PepsiCo, Inc.	254,544	20,992,244
Pfizer, Inc.	1,672,968	48,633,180
Philip Morris International, Inc.	289,405	27,664,224
Reynolds American, Inc.	398,037	18,874,915
U.S. Bancorp	654,950	21,796,736
United Parcel Service, Inc., Class B	174,620	14,989,381
United Technologies Corp.	356,629	32,556,661
Verizon Communications, Inc.	568,806	30,664,331

		646,538,165

Total Long-Term Investments (Cost — $1,269,231,972) — 96.3%		1,517,621,394

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	GBP	British Pound
	AKA	Also Known As	GDR	Global Depositary Receipts
	AUD	Australian Dollar	HKD	Hong Kong Dollar
	CDO	Collateralized Debt Obligation	JPY	Japanese Yen
	CHF	Swiss Franc	MLP	Master Limited Partnership
	CLO	Collateralized Loan Obligation	NVDR	Non-Voting Depository Receipts
	CNH	Chinese Offshore Yuan	SEK	Swedish Krona
	CZK	Czech Koruna	SGD	Singapore Dollar
	EUR	Euro	USD	US Dollar
	FKA	Formerly Known As

BLACKROCK FUNDS II	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Global Dividend Income Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)	69,966,837	$ 69,966,837

Total Short-Term Securities (Cost — $69,966,837) — 4.5%		69,966,837

Total Investments (Cost — $1,339,198,809*) — 100.8%		1,587,588,231
Liabilities in Excess of Other Assets — (0.8)%		(11,840,482)

Net Assets — 100.0%		$1,575,747,749

Notes to Schedule of Investments

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,341,584,536

Gross unrealized appreciation	$253,802,804
Gross unrealized depreciation	(7,799,109)

Net unrealized appreciation	$246,003,695

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	28,550,221	41,416,616	69,966,837	$30,509	$171

(b)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,838,330	SEK	63,977,261	JPMorgan Chase & Co.	5/16/13	$(29,504)
USD	20,625,191	SEK	131,400,000	UBS AG	5/16/13	358,094
GBP	9,964,411	JPY	1,487,836,000	Goldman Sachs Group, Inc.	6/06/13	209,278
JPY	3,840,818,000	GBP	41,069,482	State Street Corp.	6/06/13	(2,927,496)
JPY	3,201,074,040	GBP	34,472,044	Deutsche Bank AG	6/06/13	(2,395,112)
AUD	42,997,021	GBP	29,644,122	Goldman Sachs Group, Inc.	7/03/13	(1,668,617)
USD	45,206,387	CHF	42,848,196	UBS AG	7/03/13	(905,517)
USD	30,133,311	GBP	19,939,989	Deutsche Bank AG	7/03/13	(828,044)
Total						$(8,186,918)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

2	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments(concluded)	BlackRockGlobalDividendIncomePortfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	–	$32,831,361	–	$32,831,361
Canada	$47,573,541	–	–	47,573,541
Finland.	–	16,329,867	–	16,329,867
France	–	104,393,646	–	104,393,646
Hong Kong.	–	7,827,942	–	7,827,942
Italy	–	13,949,439	–	13,949,439
Japan	–	34,700,420	–	34,700,420
Netherlands.	–	37,511,675	–	37,511,675
Singapore	–	39,367,895	–	39,367,895
Sweden	–	71,746,488	–	71,746,488
Switzerland	–	145,801,753	–	145,801,753
Taiwan	–	29,769,139	–	29,769,139
United Kingdom	–	289,280,063	–	289,280,063
United States	646,538,165	–	–	646,538,165
Short-Term Securities	69,966,837	–	–	69,966,837
Total	$764,078,543	$823,509,688	–	$1,587,588,231

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts.	–	$567,372	–	$567,372
Liabilities:
Foreign currency exchange contracts.	–	(8,754,290)	–	(8,754,290)
Total	–	$(8,186,918)	–	$(8,186,918)

1	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$672,154	–	–	$672,154
Foreign currency at value	43	–	–	43
Total	$672,197	–	–	$672,197

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK FUNDS II	APRIL 30, 2013	3

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

ACAS CLO Ltd.:
Series 2013-1A, Class C, 3.24%, 4/20/25 (a)(b)	USD	2,000	$1,952,000
Series 2013-1A, Class D, 4.09%, 4/20/25 (a)(b)		2,000	1,910,000
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.93%, 4/15/24 (a)(b)		4,750	4,607,500
ALM IV Ltd., Series 2011-4A, Class E, 4.48%, 7/18/22 (a)(b)		3,932	3,705,910
ALM Loan Funding:
Series 2010-3AR, Class D, 4.52%, 11/20/20 (a)(b)		4,000	4,000,000
Series 2012-7A, Class C, 4.78%, 10/19/24 (a)(b)		1,000	1,003,700
ALM V Ltd., Series 2012-5A, Class C, 4.78%, 2/13/23 (a)(b)		2,500	2,500,000
AmeriCredit Automobile Receivables Trust:
Series 2011-4, Class A3, 1.17%, 5/09/16		2,250	2,262,051
Series 2013-2, Class B, 1.19%, 5/08/18		980	982,139
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,204,188
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.03%, 5/10/25 (a)(b)		1,500	1,430,100
Apidos CDO XI, Series 2012-11A, Class D, 4.74%, 1/17/23 (a)(b)		1,600	1,572,000
Apidos CDO XII, Series 2013-12A, Class D, 3.32%, 4/15/25 (a)(b)		1,500	1,382,850
ARES XXVI CLO Ltd., Series 2013-1A, Class D, 4.06%, 4/15/25 (a)(b)		2,500	2,300,000
Atrium CDO Corp., Series 2013-10A, Class D, 3.78%, 7/16/25 (a)(b)		1,000	967,000
Benefit Street Partners CLO Ltd.,
Series 2012-IA, Class C, 4.78%, 10/15/23 (a)(b)		2,750	2,701,875
Brookside Mill CLO Ltd., Series 2013-1A,
Class D, 3.27%, 4/17/25 (a)(b)		1,000	932,100
Callidus Debt Partners Fund Ltd., Series 4X,
Class C, 2.10%, 4/17/20 (b)		2,000	1,865,000
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.78%, 1/20/25 (a)(b)		600	600,000
Series 2013-1A, Class C, 4.29%, 2/14/25 (a)(b)		1,000	996,000
Series 2013-2A, Class D, 4.06%, 4/18/25 (a)(b)		2,250	2,171,250
Cavalry CLO II Ltd., Series 2A, Class D, 4.38%, 1/17/24 (a)(b)		2,500	2,431,250
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 4.55%, 3/25/37 (c)		9,630	5,828,366
Cent CLO LP, Series 2013-17A, Class C, 3.79%, 1/30/25 (a)(b)		1,000	949,420
Central Park CLO Ltd., Series 2011-1A, Class D, 3.48%, 7/23/22 (a)(b)		2,750	2,626,250
CFIP CLO Ltd., Series 2013-1A, Class D, 4.04%, 4/20/24 (a)(b)		1,500	1,424,250
Chase Issuance Trust, Series 2007-A3, Class A3, 5.23%, 4/15/19		5,000	5,840,065
CIFC Funding Ltd.:
Series 2012-1A, Class B1L, 5.53%, 8/14/24 (a)(b)		1,750	1,767,500
Series 2013-1A, Class C, 3.88%, 4/16/25 (a)(b)		2,000	1,945,000

Asset-Backed Securities	Par (000)		Value

Citibank Credit Card Issuance Trust:
Series 2005-A9, Class A9, 5.10%, 11/20/17	USD	2,791	$3,112,239
Series 2006-A3, Class A3, 5.30%, 3/15/18		3,000	3,401,559
Conseco Financial Corp., Series 1995-5, Class M1, 7.65%, 9/15/26 (b)		35	35,638
Duane Street CLO IV Ltd., Series 2007-4A, Class D, 2.53%, 11/14/21 (a)(b)		1,250	1,097,625
ECP CLO Ltd., Series 2013-5A, Class C, 3.82%, 1/20/25 (a)(b)		4,000	3,720,000
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.93%, 3/21/24 (a)(b)		1,500	1,443,000
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/17		1,442	1,442,542
Fraser Sullivan CLO I Ltd., Series 2006-1A, Class D1, 2.08%, 3/15/20 (a)(b)		3,000	2,797,500
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.69%, 11/15/24 (a)(b)		2,000	1,990,000
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 (a)		2,000	2,008,484
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.48%, 4/17/22 (a)(b)		5,000	4,986,000
Goldentree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.56%, 4/25/25 (a)(b)		1,500	1,420,200
Gramercy Park CLO Ltd., Series 2012-1A, Class D, 5.78%, 7/17/23 (a)(b)		2,500	2,362,500
GSAA Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		6,047	3,526,413
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.78%, 4/15/25 (a)(b)		2,750	2,597,100
ING Investment Management CLO Ltd.:
Series 2012-4A, Class C, 4.78%, 10/15/23 (a)(b)		1,700	1,706,375
Series 2013-2A, Class C, 3.78%, 4/25/25 (a)(b)		1,000	941,000
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		6,833	4,544,194
Marea CLO Ltd., Series 2012-1X, Class D, 4.85%, 10/16/23 (b)		1,500	1,503,000
Morgan Stanley Mortgage Loan Trust, Series 2007-IXS, Class 2A3, 5.92%, 9/25/46 (c)		1,052	672,271
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.55%, 4/12/24 (a)(b)		750	703,125
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.00%, 7/16/18		1,878	1,898,771
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		218	237,217
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.56%, 1/15/24 (a)(b)		3,000	2,940,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 3.95%, 1/19/25 (a)(b)		4,000	3,860,000

4	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.20%, 4/20/21 (a)(b)	USD	2,515	$2,515,000
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.15%, 1/22/25 (a)(b)		3,500	3,445,400
Palmer Square CLO Ltd., Series 2013-1A, Class B, 3.12%, 5/15/25 (a)(b)		2,500	2,406,250
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)		2,500	2,499,425
Race Point V CLO Ltd., Series 2011-5A, Class E, 6.78%, 12/15/22 (a)(b)		1,500	1,500,000
Regatta Funding LP, Series 2013-2A, Class C, 4.80%, 1/15/25 (a)(b)		1,750	1,688,575
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A4, 2.39%, 6/15/17 (a)		3,000	3,051,873
Series 2012-2, Class C, 3.20%, 2/15/18		2,755	2,853,585
Series 2012-4, Class B, 1.83%, 3/15/17		5,000	5,083,125
Series 2012-5, Class A3, 0.83%, 12/15/16		5,320	5,339,099
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,592,537
Series 2012-6, Class C, 1.94%, 3/15/18		4,312	4,375,089
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		4,980	5,030,916
Series 2013-1, Class B, 1.16%, 1/15/19		2,610	2,624,425
Series 2013-1, Class C, 1.76%, 1/15/19		2,500	2,525,543
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,350	1,473,532
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		3,170	3,394,772
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,170,165
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	524,853
SLM Student Loan Trust:
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	814,858
Series 2013-B, Class A2B, 1.30%, 6/17/30 (a)(b)		1,455	1,455,000
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		1,370	1,318,625
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.88%, 7/28/21 (a)(b)		1,250	1,212,500
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.26%, 1/17/25 (a)(b)		2,000	1,980,400
Toyota Auto Receivables Owner Trust, Series 2012-A, Class A4, 0.99%, 8/15/17		1,500	1,514,448
Total Asset-Backed Securities — 6.1%			185,194,512

Common Stocks	Shares		Value

Aerospace & Defense — 0.4%
Northrop Grumman Corp.		42,048	3,184,716
United Technologies Corp.		88,019	8,035,255

			11,219,971

Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B		47,604	4,086,327

Airlines — 0.1%
Copa Holdings SA, Class A		18,480	2,320,718

Common Stocks	Shares	Value

Auto Components — 0.0%
Delphi Automotive Plc	17,200	$794,812

Automobiles — 0.1%
Tata Motors Ltd.- ADR	121,631	3,349,718

Beverages — 1.4%
Anheuser-Busch InBev NV	92,219	8,859,535
Cia Cervecerias Unidas SA - ADR	37,836	1,306,477
Cia de Bebidas das Americas - ADR	40,702	1,710,298
The Coca-Cola Co.	275,176	11,648,200
Diageo Plc	256,206	7,823,915
Fomento Economico Mexicano SAB de CV - ADR	12,794	1,450,712
PepsiCo, Inc.	80,900	6,671,823
Thai Beverage Pcl	7,253,000	3,563,133

		43,034,093

Capital Markets — 0.0%
CETIP SA - Mercados Organizados	101,008	1,192,457

Chemicals — 0.2%
Givaudan SA, Registered Shares	3,271	4,212,490
Uralkali OJSC - GDR, Registered Shares	48,435	1,765,950

		5,978,440

Commercial Banks — 1.5%
Banco de Chile	14,925,416	2,327,788
Banco do Brasil SA	221,188	2,785,924
Bank Mandiri Persero Tbk PT	1,554,500	1,681,704
Bank of China Ltd., H Shares	5,722,000	2,680,954
Credicorp Ltd.	10,754	1,619,445
DBS Group Holdings Ltd.	393,000	5,361,019
HSBC Holdings Plc	576,000	6,303,961
Komercni Banka AS	6,623	1,268,207
National Bank of Canada	51,066	3,859,919
Siam Commercial Bank Pcl - NVDR	375,900	2,386,364
Standard Bank Group Ltd.	186,910	2,337,214
Svenska Handelsbanken AB, A Shares	146,806	6,692,616
U.S. Bancorp	185,046	6,158,331

		45,463,446

Commercial Services & Supplies — 0.1%
Cleanaway Co. Ltd.	214,000	1,741,593
Multiplus SA	74,311	1,224,929

		2,966,522

Construction Materials — 0.1%
Cimsa Cimento Sanayi VE Tica	155,219	922,863
Siam City Cement Pcl - NVDR	64,700	1,076,687

		1,999,550

Distributors — 0.3%
Genuine Parts Co.	102,750	7,842,908

Diversified Financial Services — 0.3%
BM&FBovespa SA	704,181	4,885,184
Bolsa Mexicana de Valores SAB de CV	1,302,168	3,558,299

		8,443,483

Diversified Telecommunication Services — 0.8%
AT&T Inc.	230,470	8,633,406
Singapore Telecommunications Ltd.	1,030,000	3,290,133
Telekomunikasi Indonesia Persero Tbk PT	2,822,500	3,400,501

BLACKROCK FUNDS II	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.	145,987	$7,870,159
		23,194,199

Electric Utilities — 0.1%
EDP - Energias do Brasil SA	302,052	1,843,336
Power Assets Holdings Ltd.	190,370	1,861,593

		3,704,929

Electrical Equipment — 0.4%
Emerson Electric Co.	105,709	5,867,907
Legrand SA	120,643	5,630,238

		11,498,145

Electronic Equipment, Instruments & Components — 0.1%
Delta Electronics, Inc.	460,000	2,206,995

Energy Equipment & Services — 0.2%
Seadrill Partners LLC - MLP	197,145	5,455,002

Food & Staples Retailing — 0.3%
The Spar Group Ltd.	161,779	2,136,328
TESCO Plc	1,391,763	7,916,328

		10,052,656

Food Products — 1.0%
AVI Ltd.	144,617	870,264
Kraft Foods Group, Inc.	164,276	8,458,571
MHP SA - GDR, Registered Shares	51,855	956,657
Nestle SA, Registered Shares	134,010	9,556,589
Unilever Plc	169,705	7,352,764
Want Want China Holdings Ltd.	1,546,000	2,455,985

		29,650,830

Gas Utilities — 0.2%
Cia de Gas de Sao Paulo, Preference A Shares	56,564	1,519,588
Perusahaan Gas Negara Persero Tbk PT	6,622,500	4,259,770

		5,779,358

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.	93,237	9,523,227
NagaCorp Ltd.	2,564,000	2,038,527
Sands China Ltd.	370,000	1,945,446

		13,507,200

Household Durables — 0.1%
Coway Co. Ltd.	54,510	2,761,880
MDC Holdings, Inc.	7,100	266,960
Meritage Homes Corp.	7,300	356,167
Pulte Group, Inc.	13,400	281,266

		3,666,273

Household Products — 0.1%
Kimberly-Clark de Mexico SAB de CV, A Shares	1,094,306	3,832,049

Industrial Conglomerates — 0.0%
Alliance Global Group, Inc.	1,707,700	984,602

Insurance — 0.4%
BB Seguridade Participacoes SA (d)	272,726	2,314,576
Hyundai Marine & Fire Insurance Co. Ltd.	72,180	2,033,524
Powszechny Zaklad Ubezpieczen SA	40,670	5,609,631
Sanlam Ltd.	344,781	1,769,009

		11,726,740

Common Stocks	Shares	Value

Machinery — 0.3%
Atlas Copco AB, A Shares	155,367	$4,108,277
Kone Oyj, Class B	55,139	4,873,654
Turk Traktor ve Ziraat Makineleri AS	44,082	1,668,306

		10,650,237

Media — 0.4%
BEC World Pcl - NVDR	1,380,700	3,154,835
Eutelsat Communications SA	193,134	6,978,492
Media Nusantara Citra Tbk PT	6,712,692	2,160,843

		12,294,170

Metals & Mining — 0.7%
BHP Billiton Ltd.	162,471	5,462,101
China Hongqiao Group Ltd.	4,158,500	2,414,682
Hi-Crush Partners LP - MLP	256,642	4,791,506
Koza Altin Isletmeleri AS	87,866	1,762,415
MMC Norilsk Nickel OJSC - ADR	122,039	1,863,536
Vale SA - ADR	243,587	4,065,010

		20,359,250

Multiline Retail — 0.1%
Woolworths Holdings Ltd.	271,707	2,120,296

Office Electronics — 0.1%
Canon, Inc.	48,100	1,729,893

Oil, Gas & Consumable Fuels — 6.8%
Access Midstream Partners LP - MLP	188,159	7,765,322
Atlas Pipeline Partners LP - MLP	124,700	4,531,598
Chevron Corp.	81,906	9,993,351
China Petroleum & Chemical Corp., H Shares	3,008,000	3,319,522
China Shenhua Energy Co. Ltd., H Shares	586,000	2,077,876
Delek Logistics Partners LP - MLP	242,650	7,328,030
Dragon Oil Plc	129,301	1,273,974
Enbridge, Inc.	194,700	9,267,720
Energy Transfer Partners LP - MLP	108,904	5,422,330
ENI SpA	178,873	4,269,056
Enterprise Products Partners LP - MLP	314,644	19,083,159
EQT Midstream Partners LP - MLP	2,606	120,658
Genesis Energy LP - MLP	256,899	12,349,135
Kinder Morgan, Inc.	222,700	8,707,570
Lukoil OAO - ADR	98,365	6,260,932
Magellan Midstream Partners LP - MLP	260,600	13,819,618
MarkWest Energy Partners LP - MLP	253,098	15,995,794
MPLX LP - MLP	235,200	9,001,104
ONEOK Partners LP - MLP	126,165	6,825,527
PetroChina Co Ltd., H Shares	1,670,000	2,128,631
Plains All American Pipeline LP - MLP	368,623	21,166,333
PTT Pcl - NVDR	143,000	1,592,075
Rose Rock Midstream LP - MLP	22,704	894,084
Royal Dutch Shell Plc, A Shares	289,635	9,860,704
Sunoco Logistics Partners LP - MLP	166,500	10,341,315
Tesoro Logistics LP - MLP	168,500	10,042,600
Total SA	85,891	4,323,502

		207,761,520

Personal Products — 0.1%
Natura Cosmeticos SA	189,989	4,761,239

Pharmaceuticals — 2.7%
GlaxoSmithKline Plc	416,292	10,740,956

6	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Johnson & Johnson	115,345	$9,830,854
Merck & Co., Inc.	217,334	10,214,698
Novartis AG, Registered Shares	169,235	12,528,058
Pfizer, Inc.	428,894	12,467,949
Roche Holding AG	53,341	13,353,419
Sanofi SA	111,128	12,014,674

		81,150,608

Real Estate Investment Trusts (REITs) — 0.1%
Fibra Uno Administracion SA de CV	563,279	2,164,549

Semiconductors & Semiconductor Equipment — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	192,000	712,595
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	322,425	6,151,869

		6,864,464

Software — 0.4%
Microsoft Corp.	349,966	11,583,875

Specialty Retail — 0.4%
The Foschini Group Ltd.	185,263	2,377,369
Hennes & Mauritz AB, B Shares	271,530	9,643,019
Mr Price Group Ltd.	66,327	954,312

		12,974,700

Textiles, Apparel & Luxury Goods — 0.1%
Bosideng International Holdings Ltd.	8,470,000	2,227,916

Tobacco — 2.0%
Altria Group, Inc.	249,784	9,119,614
British American Tobacco Plc	172,579	9,566,962
Imperial Tobacco Group Plc	348,804	12,471,793
Japan Tobacco, Inc.	225,500	8,524,179
Lorillard, Inc.	208,890	8,959,292
Philip Morris International, Inc.	81,420	7,782,938
Reynolds American, Inc.	106,357	5,043,449

		61,468,227

Transportation Infrastructure — 0.3%
CCR SA	437,348	4,277,846
China Merchants Holdings International Co. Ltd.	724,000	2,296,714
Grupo Aeroportuario del Sureste SAB de CV - ADR	12,665	1,571,853
Jasa Marga Persero Tbk PT	3,075,000	2,122,042

		10,268,455

Wireless Telecommunication Services — 1.5%
Advanced Info Service Pcl - NVDR	312,100	2,876,432
DiGi.Com Bhd	1,127,500	1,720,235
Far EasTone Telecommunications Co. Ltd.	2,770,402	6,749,539
Mobile Telesystems OJSC - ADR	126,979	2,628,465
Philippine Long Distance Telephone Co. - ADR	72,191	5,303,873
Rogers Communications, Inc., Class B	164,972	8,136,839
Taiwan Mobile Co. Ltd.	1,252,611	4,564,840
Turkcell Iletisim Hizmetleri AS	248,866	1,549,579
Vodacom Group Ltd.	131,804	1,545,339
Vodafone Group Plc	3,433,570	10,476,841

		45,551,982

Total Common Stocks — 24.9%		757,882,804

Corporate Bonds	Par (000)		Value

Advertising — 0.1%
Affinion Group, Inc., 7.88%, 12/15/18 Checkout Holding Corp., 10.02%, 11/15/15 (a)(e)	USD	316 600	$248,060 468,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20 (a)		200	202,500
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		1,440	1,522,800
MDC Partners, Inc., 6.75%, 4/01/20 (a)		535	556,400
Visant Corp., 10.00%, 10/01/17		275	266,750

			3,264,510

Aerospace & Defense — 0.2%
B/E Aerospace, Inc.:
6.88%, 10/01/20		200	224,500
5.25%, 4/01/22		300	319,500
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		1,111	1,122,110
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		200	221,250
7.13%, 3/15/21		600	667,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		930	1,025,325
Sequa Corp., 7.00%, 12/15/17 (a)		680	690,200
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20 (a)		632	677,820
TransDigm, Inc.:
7.75%, 12/15/18		500	553,750
5.50%, 10/15/20 (a)		150	160,125

			5,662,080

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		1,210	1,279,872
Continental Airlines Pass-Through Certificates,
Series 2012-3, Class C, 6.13%, 4/29/18		1,185	1,208,700
United Airlines, Inc., 6.75%, 9/15/15 (a)		1,050	1,098,563
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 12/03/22		310	331,700
Series 2013-1, Class A, 3.95%, 5/15/27		5,000	5,025,000

			8,943,835

Auto Components — 0.3%
Affinia Group, Inc., 7.75%, 5/01/21 (a)		1,210	1,244,787
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		200	213,750
Continental Rubber of America Corp., 4.50%, 9/15/19		300	311,400
Delphi Corp.:
5.88%, 5/15/19		150	162,563
6.13%, 5/15/21		200	223,750
5.00%, 2/15/23		530	573,725
Exide Technologies, 8.63%, 2/01/18		175	117,031
Gajah Tunggal Tbk PT, 7.75%, 2/06/18		2,100	2,269,260
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20		300	335,625
6.50%, 3/01/21		200	209,250
7.00%, 5/15/22		300	324,375
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)		100	112,375
Lear Corp., 4.75%, 1/15/23 (a)		150	150,375
Schaeffler Finance BV:
7.75%, 2/15/17 (a)		200	227,250

BLACKROCK FUNDS II	APRIL 30, 2013	7

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Auto Components (concluded)
4.75%, 5/15/21 (a)	USD	1,170	$1,184,625
Tenneco, Inc., 6.88%, 12/15/20		100	110,375

			7,770,516

Beverages — 0.1%
Constellation Brands, Inc.:
7.25%, 9/01/16		250	287,500
7.25%, 5/15/17		235	273,775
3.75%, 5/01/21		150	150,000
6.00%, 5/01/22		200	230,750
4.25%, 5/01/23		364	364,000
Heineken NV, 1.40%, 10/01/17 (a)		683	684,806

			1,990,831

Building Products — 0.6%
Abengoa Finance SAU, 8.88%, 11/01/17 (a)		150	144,000
Aguila 3 SA, 7.88%, 1/31/18 (a)		150	161,625
Ainsworth Lumber Co Ltd., 7.50%, 12/15/17 (a)		1,780	1,940,200
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		1,105	1,147,819
Associated Materials LLC/AMH New Finance, Inc.:
9.13%, 11/01/17		200	215,750
9.13%, 11/01/17 (a)		100	107,875
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		600	664,500
Cemex SAB de CV, 5.88%, 3/25/19 (a)		295	300,163
Griffon Corp., 7.13%, 4/01/18		100	108,750
Hanson Ltd., 6.13%, 8/15/16		150	165,563
HD Supply, Inc.:
8.13%, 4/15/19		783	885,769
11.00%, 4/15/20		1,960	2,410,800
7.50%, 7/15/20 (a)		3,886	4,206,595
11.50%, 7/15/20		1,300	1,547,000
10.50%, 1/15/21		200	209,750
Lafarge SA:
6.20%, 7/09/15 (a)		100	108,000
6.50%, 7/15/16		250	280,147
7.13%, 7/15/36		150	160,687
Masco Corp.:
4.80%, 6/15/15		200	210,221
6.13%, 10/03/16		200	224,938
7.13%, 3/15/20		200	232,949
Nortek, Inc., 8.50%, 4/15/21		100	111,750
Ply Gem Industries, Inc., 8.25%, 2/15/18		200	219,000
USG Corp., 9.75%, 1/15/18		490	581,875
VWR Funding, Inc., 7.25%, 9/15/17 (a)		235	250,275
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (a)		274	284,275

			16,880,276

Capital Markets — 0.5%
E*TRADE Financial Corp.:
6.00%, 11/15/17		200	211,500
6.38%, 11/15/19		200	215,000
The Goldman Sachs Group, Inc.:
6.25%, 9/01/17		3,000	3,528,966
5.95%, 1/18/18		6,500	7,591,285
Morgan Stanley:
4.10%, 1/26/15		2,000	2,095,806

Corporate Bonds	Par (000)		Value

Capital Markets (concluded)
3.80%, 4/29/16	USD	375	$399,006
5.55%, 4/27/17		700	790,161
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,515,587

			16,347,311

Chemicals — 0.9%
Airgas, Inc., 3.25%, 10/01/15		550	579,932
Ashland, Inc.:
3.00%, 3/15/16 (a)		100	102,250
3.88%, 4/15/18 (a)		1,275	1,313,250
4.75%, 8/15/22 (a)		275	287,375
Axiall Corp., 4.88%, 5/15/23 (a)		295	308,275
Celanese US Holdings LLC:
6.63%, 10/15/18		150	163,875
5.88%, 6/15/21		199	222,880
4.63%, 11/15/22		100	103,000
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		1,216	1,276,800
Ecolab, Inc., 1.45%, 12/08/17		1,500	1,494,819
Fufeng Group Co. Ltd., 7.63%, 4/13/16		3,000	3,067,500
Hexion US Finance Corp., 6.63%, 4/15/20 (a)		250	260,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 2/01/18		300	318,000
Huntsman International LLC:
4.88%, 11/15/20		888	930,180
4.88%, 11/15/20		248	259,780
8.63%, 3/15/21		655	753,250
Ineos Finance Plc:
8.38%, 2/15/19 (a)		400	451,000
7.50%, 5/01/20 (a)		325	363,187
INEOS Group Holdings SA, 8.50%, 2/15/16 (a)		150	152,437
LyondellBasell Industries NV:
5.00%, 4/15/19		2,864	3,263,780
6.00%, 11/15/21		400	485,322
Momentive Performance Materials, Inc.:
8.88%, 10/15/20		1,370	1,493,300
9.00%, 1/15/21		200	173,500
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		220	226,050
Perstorp Holding AB, 8.75%, 5/15/17 (a)		225	242,156
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		972	986,580
PolyOne Corp., 5.25%, 3/15/23 (a)		100	105,500
PPG Industries, Inc., 6.65%, 3/15/18		2,365	2,918,486
PQ Corp., 8.75%, 5/01/18 (a)		200	216,000
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (a)		302	328,425
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,911	2,016,105
TPC Group, Inc., 8.75%, 12/15/20 (a)		200	211,000
Tronox Finance LLC, 6.38%, 8/15/20 (a)		1,584	1,580,040
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		1,147	1,224,423

			27,879,082

Commercial Banks — 1.0%
Bank of Ceylon, 5.33%, 4/16/18		2,700	2,712,072
Bank of India, 6.25%, 2/16/21		3,000	3,394,068
CIT Group, Inc.:
4.75%, 2/15/15 (a)		400	421,000
5.00%, 5/15/17		510	555,900
4.25%, 8/15/17		575	609,500

8	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Banks (concluded)
5.25%, 3/15/18	USD	810	$895,050
6.63%, 4/01/18 (a)		1,345	1,570,287
5.50%, 2/15/19 (a)		1,975	2,226,813
5.38%, 5/15/20		350	394,625
5.00%, 8/15/22		400	447,332
Dresdner Bank AG, 7.25%, 9/15/15		150	162,020
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		250	262,500
HBOS Plc:
6.75%, 5/21/18 (a)		650	725,388
6.00%, 11/01/33 (a)		200	197,558
HSBC USA, Inc., 1.63%, 1/16/18		500	503,322
Macquarie Bank Ltd., 10.25%, 6/20/57		3,000	3,371,400
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)		3,000	3,077,784
Regions Bank:
7.50%, 5/15/18		250	310,130
6.45%, 6/26/37		250	274,375
Regions Financial Corp., 2.00%, 5/15/18		2,500	2,490,713
Royal Bank of Canada, 0.63%, 12/05/16		5,000	5,003,000

			29,604,837

Commercial Services & Supplies — 1.0%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		3,411	3,726,517
The ADT Corp., 2.25%, 7/15/17 (a)		1,000	1,012,514
Algeco Scotsman Global Finance Plc:
8.50%, 10/15/18 (a)		400	432,000
10.75%, 10/15/19 (a)		200	203,500
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)		1,477	1,504,694
Ceridian Corp.:
11.25%, 11/15/15		365	378,231
8.88%, 7/15/19 (a)		2,755	3,233,681
11.00%, 3/15/21 (a)		2,705	3,056,650
Clean Harbors, Inc.:
5.25%, 8/01/20		250	264,375
5.13%, 6/01/21		150	157,125
Covanta Holding Corp., 6.38%, 10/01/22		575	629,191
Emergency Medical Services Corp., 8.13%, 6/01/19		250	276,875
Global A&T Electronics Ltd., 10.00%, 2/01/19 (a)		150	162,750
Igloo Holdings Corp., 8.25%, 12/15/17 (a)(f)		1,087	1,130,480
Iron Mountain, Inc.:
8.38%, 8/15/21		200	223,500
5.75%, 8/15/24		200	206,000
Jaguar Holding Co. I, 9.38%, 10/15/17 (a)(f)		100	107,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		850	983,875
Laureate Education, Inc., 9.25%, 9/01/19 (a)		1,580	1,789,350
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)		122	129,625
Mobile Mini, Inc., 7.88%, 12/01/20		2,861	3,197,167
RR Donnelley & Sons Co., 7.25%, 5/15/18		100	108,750
The ServiceMaster Co.:
8.00%, 2/15/20		2,490	2,679,863
7.00%, 8/15/20		200	207,250
Tervita Corp., 8.00%, 11/15/18 (a)		856	896,660
TransUnion Holding Co., Inc., 9.63%, 6/15/18		200	219,500
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		100	114,500
Truven Health Analytics, Inc., 10.63%, 6/01/20 (a)		1,520	1,740,400

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
West Corp.:
8.63%, 10/01/18	USD	100	$110,750
7.88%, 1/15/19		200	218,000

			29,101,273

Communications Equipment — 0.3%
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		300	333,750
7.63%, 6/15/21		300	344,250
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		150	159,187
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		400	440,000
7.25%, 10/15/20		450	499,500
7.50%, 4/01/21		325	366,437
6.63%, 12/15/22 (a)		280	303,100
Intelsat Luxembourg SA:
11.25%, 2/04/17		300	319,500
6.75%, 6/01/18 (a)		2,950	3,104,875
7.75%, 6/01/21 (a)		1,760	1,856,800
8.13%, 6/01/23 (a)		350	372,750
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)		200	213,000
ViaSat, Inc., 6.88%, 6/15/20		200	218,000

			8,531,149

Computers & Peripherals — 0.1%
Apple, Inc., 1.00%, 5/03/18		1,300	1,299,116
EMC Corp., 1.75%, 12/01/13		251	353,596
Lexmark International, Inc., 5.13%, 3/15/20		375	388,795
NCR Corp.:
4.63%, 2/15/21 (a)		100	100,000
5.00%, 7/15/22 (a)		200	202,500
Seagate HDD Cayman:
7.75%, 12/15/18		250	275,625
6.88%, 5/01/20		150	162,938
7.00%, 11/01/21		200	220,500
Seagate Technology HDD Holdings, 6.80%, 10/01/16		200	226,000

			3,229,070

Construction Materials — 0.0%
Texas Industries, Inc., 9.25%, 8/15/20		719	800,786
Vulcan Materials Co.:
6.50%, 12/01/16		100	112,250
7.50%, 6/15/21		150	177,000

			1,090,036

Consumer Finance — 0.7%
American Express Centurion Bank, 6.00%, 9/13/17		1,500	1,793,849
Capital One Financial Corp., 6.75%, 9/15/17		3,000	3,636,603
Credit Acceptance Corp., 9.13%, 2/01/17		500	545,000
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		6,000	7,227,072
8.00%, 12/15/16		1,000	1,203,715
2.38%, 1/16/18		2,000	2,008,570
General Motors Financial Co., Inc., 4.75%, 8/15/17 (a)		250	263,750
HSBC Finance Corp., 5.50%, 1/19/16		1,000	1,115,824
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		895	930,800

BLACKROCK FUNDS II	APRIL 30, 2013	9

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Consumer Finance (concluded)
Springleaf Finance Corp.:
5.40%, 12/01/15	USD	100	$104,375
6.90%, 12/15/17		1,025	1,066,641

			19,896,199

Containers & Packaging — 0.4%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (a)		625	689,063
9.13%, 10/15/20 (a)		725	819,250
Ardagh Packaging Finance Plc/Ardagh MP
Holdings USA, Inc.:
7.00%, 11/15/20 (a)		3,800	4,018,500
4.88%, 11/15/22 (a)		772	789,370
Ball Corp.:
6.75%, 9/15/20		150	165,563
5.75%, 5/15/21		200	218,000
5.00%, 3/15/22		200	212,500
Berry Plastics Corp.:
9.50%, 5/15/18		150	166,875
9.75%, 1/15/21		2,170	2,571,450
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		305	337,025
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)		424	433,010
Graphic Packaging International, Inc., 4.75%, 4/15/21		450	468,000
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		250	286,250
Pactiv LLC, 7.95%, 12/15/25		775	757,563
Sealed Air Corp.:
8.13%, 9/15/19 (a)		200	229,000
6.50%, 12/01/20 (a)		468	522,990
8.38%, 9/15/21 (a)		300	351,000
Silgan Holdings, Inc., 5.00%, 4/01/20		100	104,000
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)		185	205,350

			13,344,759

Diversified Financial Services — 2.3%
Aircastle Ltd.:
6.75%, 4/15/17		290	321,537
6.25%, 12/01/19		354	394,710
Ally Financial, Inc.:
6.75%, 12/01/14		400	429,500
8.30%, 2/12/15		525	583,406
4.63%, 6/26/15		600	632,250
3.13%, 1/15/16		200	204,032
5.50%, 2/15/17		475	517,714
6.25%, 12/01/17		200	226,982
8.00%, 3/15/20		450	565,875
7.50%, 9/15/20		375	463,125
8.00%, 11/01/31		5,452	7,176,195
Bank of America Corp.:
2.00%, 1/11/18		2,500	2,508,005
5.65%, 5/01/18		2,000	2,321,792
The Bear Stearns Cos. LLC, 6.40%, 10/02/17		1,300	1,559,472
Big Will Investments Ltd., 10.88%, 4/29/16		3,000	3,350,841
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)		414	428,490
Citigroup, Inc.:
6.01%, 1/15/15		2,000	2,166,668
3.95%, 6/15/16		2,161	2,339,810
4.45%, 1/10/17		3,000	3,317,520

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
CNG Holdings, Inc., 9.38%, 5/15/20 (a)	USD	920	$910,800
CNH Capital LLC:
3.88%, 11/01/15		100	103,500
6.25%, 11/01/16		200	221,500
3.63%, 4/15/18 (a)		200	203,500
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1:
Class A, 5.13%, 11/30/24 (a)		270	293,301
Class B, 6.50%, 5/30/21 (a)		255	272,264
Far East Horizon Ltd., 4.50%, 3/22/16	CNH	35,000	5,616,345
First Pacific Co. Treasury Ltd., 4.50%, 4/16/23	USD	1,500	1,482,349
General Electric Capital Corp., 1.00%, 12/11/15		2,000	2,014,892
Hero Asia Investment Ltd., 5.25% (g)		1,500	1,537,674
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		4,330	4,654,750
Jefferies Group LLC, 6.50%, 1/20/43		5,000	5,498,560
JPMorgan Chase & Co.:
5.15%, 10/01/15		2,800	3,044,496
1.13%, 2/26/16		1,408	1,414,118
3.45%, 3/01/16		292	311,574
Leighton Finance USA Property Ltd.:
5.95%, 11/13/22		4,800	5,157,600
5.95%, 11/13/22 (a)		2,000	2,131,120
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, 3/15/22 (a)		200	214,500
Nuveen Investments, Inc.:
9.13%, 10/15/17 (a)		985	1,051,487
9.50%, 10/15/20 (a)		200	215,500
Royal Bank of Scotland Group Plc:
5.00%, 10/01/14		200	206,600
5.05%, 1/08/15		175	182,290
6.13%, 12/15/22		600	645,534
SSG Resources Ltd., 4.25%, 10/04/22		3,000	3,149,124

			70,041,302

Diversified Telecommunication Services — 1.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		450	351,000
AT&T Inc., 0.90%, 2/12/16		1,770	1,772,030
Avaya, Inc.:
7.00%, 4/01/19 (a)		720	693,000
10.50%, 3/01/21 (a)		450	415,125
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15		1,000	335,000
Bharti Airtel International, 5.13%, 3/11/23		2,400	2,449,152
CenturyLink, Inc.:
6.00%, 4/01/17		100	111,272
5.63%, 4/01/20		1,669	1,781,900
6.45%, 6/15/21		450	498,216
5.80%, 3/15/22		400	423,400
7.60%, 9/15/39		225	231,750
7.65%, 3/15/42		200	206,000
Cincinnati Bell, Inc.:
8.25%, 10/15/17		100	107,000
8.75%, 3/15/18		175	178,500
8.38%, 10/15/20		250	268,125
CommScope, Inc., 8.25%, 1/15/19 (a)		400	437,000
Consolidated Communications Finance Co., 10.88%, 6/01/20 (a)		155	178,444
Digicel Ltd., 6.00%, 4/15/21 (a)		2,160	2,165,400
Frontier Communications Corp.:
8.25%, 4/15/17		250	293,437

10	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
8.13%, 10/01/18	USD	150	$174,000
8.50%, 4/15/20		300	345,000
9.25%, 7/01/21		100	116,750
8.75%, 4/15/22		150	168,750
7.13%, 1/15/23		200	207,000
7.63%, 4/15/24		300	312,750
9.00%, 8/15/31		300	312,750
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		275	305,250
Koninklijke KPN NV, 7.00%, 3/28/73 (a)(b)		200	200,145
Level 3 Communications, Inc.:
11.88%, 2/01/19		100	117,625
8.88%, 6/01/19 (a)		160	176,800
Level 3 Financing, Inc.:
9.38%, 4/01/19		200	225,500
8.13%, 7/01/19		3,710	4,090,275
7.00%, 6/01/20 (a)		1,291	1,365,233
8.63%, 7/15/20		250	282,500
PCCW-HKT Capital No. 4 Ltd., 5.75%, 4/17/22		2,000	2,241,160
Sable International Finance Ltd., 7.75%, 2/15/17 (a)		100	108,000
Softbank Corp., 4.50%, 4/15/20 (a)		1,715	1,776,644
Sorenson Communications, Inc., 10.50%, 2/01/15 (a)		175	162,750
Telefonica Emisiones SAU, 7.05%, 6/20/36		4,000	4,656,576
tw telecom holdings, Inc., 5.38%, 10/01/22		285	298,537
UPCB Finance III Ltd., 6.63%, 7/01/20 (a)		350	380,625
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)		300	334,500
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		150	164,625
Verizon Communications, Inc., 5.50%, 4/01/17		3,000	3,490,401
Virgin Media Finance Plc, 8.38%, 10/15/19		100	112,875
Wind Acquisition Finance SA:
11.75%, 7/15/17		550	589,875
7.25%, 2/15/18 (a)		400	422,000
6.50%, 4/30/20 (a)		502	525,845
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17 (a)(f)		200	214,500
Windstream Corp.:
7.88%, 11/01/17		2,200	2,568,500
7.00%, 3/15/19		150	153,563
7.75%, 10/15/20		250	274,375
7.50%, 4/01/23		358	390,220
6.38%, 8/01/23		407	421,245

			40,582,895

Electric Utilities — 0.1%
Progress Energy, Inc., 5.63%, 1/15/16		1,131	1,269,402
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	350	470,151

			1,739,553

Electrical Equipment — 0.3%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	5,900	6,046,615
Belden, Inc., 5.50%, 9/01/22 (a)		777	800,310
General Cable Corp., 5.75%, 10/01/22 (a)		1,781	1,843,335
Roper Industries, Inc., 1.85%, 11/15/17		1,000	1,014,049

			9,704,309

Electronic Equipment, Instruments & Components — 0.2%
313 Group, Inc.:
6.38%, 12/01/19 (a)		1,863	1,876,973

Corporate Bonds	Par (000)		Value

Electronic Equipment, Instruments & Components (concluded)
8.75%, 12/01/20 (a)	USD	3,065	$3,233,575
Flextronics International Ltd.:
4.63%, 2/15/20 (a)		200	204,500
5.00%, 2/15/23 (a)		100	102,000
Rexel SA:
6.13%, 12/15/19 (a)		200	215,000
5.25%, 6/15/20 (a)		200	211,000
Sanmina Corp., 7.00%, 5/15/19 (a)		100	106,750
Viasystems, Inc., 7.88%, 5/01/19 (a)		100	106,750

			6,056,548

Energy Equipment & Services — 0.2%
BW Group Ltd., 6.63%, 6/28/17 (a)		100	106,000
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		166	170,980
CGG, 6.50%, 6/01/21		850	901,000
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		200	213,500
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		2,221	2,376,470
Gulfmark Offshore, Inc., 6.38%, 3/15/22		270	282,150
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (a)		150	166,875
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		230	241,787
Key Energy Services, Inc., 6.75%, 3/01/21		305	318,725
Navios Maritime Acquisition Corp./Navios
Acquisition Finance US, Inc., 8.63%,
11/01/17		150	149,813
Oil States International, Inc.:
6.50%, 6/01/19		122	131,150
5.13%, 1/15/23 (a)		1,017	1,044,967
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		200	222,500
SESI LLC:
6.38%, 5/01/19		150	162,750
7.13%, 12/15/21		150	170,625

			6,659,292

Food & Staples Retailing — 0.1%
FPC Finance Ltd., 6.00%, 6/28/19		1,000	1,095,000
Rite Aid Corp.:
9.25%, 3/15/20		1,030	1,192,225
8.00%, 8/15/20		100	114,250
SUPERVALU, Inc., 8.00%, 5/01/16		300	328,500

			2,729,975

Food Products — 0.4%
ARAMARK Corp., 5.75%, 3/15/20 (a)		1,568	1,642,480
Bumble Bee Holdings, Inc., 9.00%, 12/15/17 (a)		100	110,750
Darling International, Inc., 8.50%, 12/15/18		610	692,350
Dean Foods Co., 7.00%, 6/01/16		100	113,500
Del Monte Corp., 7.63%, 2/15/19		526	560,847
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (a)		925	936,563
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		200	221,000
7.25%, 6/01/21 (a)		200	212,000
Kraft Foods Group, Inc.:
2.25%, 6/05/17		1,925	2,001,648

BLACKROCK FUNDS II	APRIL 30, 2013	11

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Food Products (concluded)
6.13%, 8/23/18	USD	1,250	$1,523,911
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (a)		853	877,524
Post Holdings, Inc., 7.38%, 2/15/22		1,015	1,126,650
Smithfield Foods, Inc.:
7.75%, 7/01/17		200	235,000
6.63%, 8/15/22		1,371	1,521,810
US Foods, Inc., 8.50%, 6/30/19 (a)		350	380,625

			12,156,658

Gas Utilities — 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/20		150	166,125
7.00%, 5/20/22		250	279,375
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/01/21		100	105,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 8/01/21		200	222,500

			773,250

Health Care Equipment & Supplies — 0.1%
Hologic, Inc., 6.25%, 8/01/20		1,524	1,645,920

Health Care Providers & Services — 1.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		835	914,325
Biomet, Inc.:
6.50%, 8/01/20 (a)		3,336	3,636,240
6.50%, 10/01/20 (a)		2,675	2,795,375
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		695	743,650
8.00%, 11/15/19		600	680,250
7.13%, 7/15/20		2,441	2,727,817
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (a)		200	225,000
DaVita HealthCare Partners, Inc.:
6.38%, 11/01/18		150	160,313
6.63%, 11/01/20		200	219,250
5.75%, 8/15/22		2,034	2,166,210
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18		859	964,227
9.88%, 4/15/18		360	396,900
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/19 (a)		250	279,375
5.88%, 1/31/22 (a)		200	229,000
Fresenius Medical Care US Finance, Inc.:
6.88%, 7/15/17		150	173,250
5.75%, 2/15/21 (a)		1,967	2,237,463
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		800	922,000
Hanger, Inc., 7.13%, 11/15/18		990	1,079,100
HCA Holdings, Inc.:
6.25%, 2/15/21		909	995,355
7.75%, 5/15/21		400	453,500
HCA, Inc.:
6.50%, 2/15/16		400	441,500
8.00%, 10/01/18		100	118,875
8.50%, 4/15/19		200	220,500
6.50%, 2/15/20		4,454	5,144,370
7.88%, 2/15/20		485	537,744
7.25%, 9/15/20		400	443,500
7.50%, 2/15/22		450	537,750

Corporate Bonds	Par (000)		Value

Health Care Providers & Services (concluded)
5.88%, 3/15/22	USD	2,898	$3,216,780
4.75%, 5/01/23		2,074	2,162,145
5.88%, 5/01/23		300	326,250
Health Management Associates, Inc., 7.38%, 1/15/20		200	222,000
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		1,085	1,147,387
INC Research LLC, 11.50%, 7/15/19 (a)		1,365	1,494,675
Kindred Healthcare, Inc., 8.25%, 6/01/19		200	205,750
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/01/18		450	505,125
12.50%, 11/01/19		1,965	2,107,463
Mallinckrodt International Finance SA, 4.75%, 4/15/23 (a)		200	205,992
MultiPlan, Inc., 9.88%, 9/01/18 (a)		100	112,625
NBTY, Inc., 9.00%, 10/01/18		200	225,250
Omnicare, Inc.:
7.75%, 6/01/20		1,110	1,252,913
3.75%, 4/01/42		915	1,085,419
Tenet Healthcare Corp.:
6.25%, 11/01/18		2,772	3,125,430
8.88%, 7/01/19		1,910	2,158,300
6.75%, 2/01/20		1,530	1,660,050
4.75%, 6/01/20 (a)		150	156,000
8.00%, 8/01/20		250	281,250
4.50%, 4/01/21 (a)		337	343,740
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc:
8.00%, 2/01/18		866	937,445
7.75%, 2/01/19		1,925	2,091,031
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18		450	488,250

			54,954,109

Hotels, Restaurants & Leisure — 1.0%
AMC Entertainment, Inc.:
8.75%, 6/01/19		100	110,125
9.75%, 12/01/20		200	232,500
Ameristar Casinos, Inc., 7.50%, 4/15/21		350	390,250
Boyd Gaming Corp., 9.13%, 12/01/18		100	111,000
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/15		2,000	1,800,000
11.25%, 6/01/17		709	749,767
12.75%, 4/15/18		250	177,500
10.00%, 12/15/18		3,468	2,132,820
8.50%, 2/15/20		704	679,360
9.00%, 2/15/20 (a)		300	295,500
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
9.00%, 2/15/20 (a)		3,285	3,235,725
9.00%, 2/15/20 (a)		200	197,000
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		230	243,800
Carnival Corp.:
1.20%, 2/05/16		750	751,865
1.88%, 12/15/17		2,750	2,759,317
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21 (a)		200	204,500
Choice Hotels International, Inc., 5.75%, 7/01/22		1,270	1,422,400

12	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.63%, 1/15/16	USD	200	$214,750
10.75%, 1/15/17 (f)		100	110,625
Diamond Resorts Corp., 12.00%, 8/15/18		700	784,875
DineEquity, Inc., 9.50%, 10/30/18		250	285,000
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19		60	66,000
5.88%, 3/15/21 (a)		255	259,463
MCE Finance Ltd., 5.00%, 2/15/21 (a)		895	907,306
MGM Resorts International:
6.63%, 7/15/15		175	191,625
7.50%, 6/01/16		200	225,500
10.00%, 11/01/16		125	151,563
7.63%, 1/15/17		200	227,000
8.63%, 2/01/19		2,338	2,770,530
6.75%, 10/01/20 (a)		350	384,125
6.63%, 12/15/21		250	271,563
7.75%, 3/15/22		325	371,313
MTR Gaming Group, Inc., 11.50%, 8/01/19 (f)		848	894,350
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		200	207,000
Sabre, Inc., 8.50%, 5/15/19 (a)		200	222,500
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		2,930	3,032,550
Station Casinos LLC, 7.50%, 3/01/21 (a)		2,788	2,941,340
Travelport LLC/Travelport Holdings, Inc., 6.40%, 3/01/16 (a)(b)		198	179,998
WMG Acquisition Corp.:
11.50%, 10/01/18		542	644,980
6.00%, 1/15/21 (a)		388	415,160
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75%, 8/15/20		300	343,500
5.38%, 3/15/22		250	271,250

			31,867,295

Household Durables — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)		402	416,070
Beazer Homes USA, Inc., 6.63%, 4/15/18		370	403,300
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		685	737,231
DR Horton, Inc., 4.38%, 9/15/22		320	325,600
Jarden Corp.:
7.50%, 5/01/17		200	228,000
1.88%, 9/15/18 (a)		460	540,500
K Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (a)		1,381	1,543,267
9.13%, 11/15/20 (a)		135	153,225
KB Home, 7.50%, 9/15/22		399	454,860
Lennar Corp., 4.75%, 11/15/22 (a)		200	201,500
Libbey Glass, Inc., 6.88%, 5/15/20		1,507	1,652,049
PulteGroup, Inc., 6.38%, 5/15/33		85	86,275
RSI Home Products, Inc., 6.88%, 3/01/18 (a)		100	104,375
The Ryland Group, Inc., 6.63%, 5/01/20		1,035	1,142,381
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		2,365	2,687,231
Standard Pacific Corp.:
10.75%, 9/15/16		295	368,013
8.38%, 5/15/18		200	238,000
8.38%, 1/15/21		2,435	2,912,869

Corporate Bonds	Par (000)		Value

Household Durables (concluded)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)	USD	781	$798,573
William Lyon Homes, Inc., 8.50%, 11/15/20 (a)		335	365,150

			15,358,469

Household Products — 0.5%
Alphabet Holding Co., Inc., 7.75%, 11/01/17 (a)(f)		100	104,500
Harbinger Group, Inc., 7.88%, 7/15/19 (a)		225	240,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
8.50%, 5/15/18		622	662,430
7.13%, 4/15/19		400	431,000
9.00%, 4/15/19		3,370	3,639,600
7.88%, 8/15/19		490	548,800
9.88%, 8/15/19		1,600	1,796,000
5.75%, 10/15/20		4,525	4,739,937
6.88%, 2/15/21		750	817,500
8.25%, 2/15/21		300	318,375
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (a)		891	973,417
6.63%, 11/15/22 (a)		410	452,025
Spectrum Brands, Inc., 6.75%, 3/15/20		329	358,610
The Sun Products Corp., 7.75%, 3/15/21 (a)		150	154,875
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		608	647,520

			15,885,339

Independent Power Producers & Energy Traders — 1.1%
AES Corp.:
7.75%, 10/15/15		200	229,000
9.75%, 4/15/16		100	121,000
8.00%, 10/15/17		500	598,750
8.00%, 6/01/20		200	242,500
7.38%, 7/01/21		250	297,500
4.88%, 5/15/23		296	301,920
Calpine Corp.:
7.25%, 10/15/17 (a)		250	264,687
7.88%, 7/31/20 (a)		275	311,437
7.50%, 2/15/21 (a)		1,854	2,095,020
7.88%, 1/15/23 (a)		400	458,000
DPL, Inc.:
6.50%, 10/15/16		380	406,600
7.25%, 10/15/21		1,240	1,320,600
EDP Finance BV:
6.00%, 2/02/18 (a)		200	213,600
4.90%, 10/01/19 (a)		275	279,400
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)		675	715,500
11.25%, 12/01/18 (a)(f)		2,814	2,659,230
10.00%, 12/01/20		8,494	9,725,630
10.00%, 12/01/20 (a)		1,025	1,162,094
11.75%, 3/01/22 (a)		902	1,032,790
GenOn Energy, Inc.:
7.88%, 6/15/17		300	339,000
9.50%, 10/15/18		200	237,500
9.88%, 10/15/20		100	115,500
GenOn REMA LLC:
9.24%, 7/02/17		367	403,563

BLACKROCK FUNDS II	APRIL 30, 2013	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Independent Power Producers & Energy Traders (concluded)
9.68%, 7/02/26	USD	759	$834,900
InterGen NV, 9.00%, 6/30/17 (a)		350	354,375
Mirant Mid-Atlantic LLC Pass-Through Trust, Class B, 9.13%, 6/30/17		147	164,363
NRG Energy, Inc.:
7.63%, 1/15/18		2,124	2,461,185
7.63%, 5/15/19		200	217,000
8.50%, 6/15/19		150	165,750
8.25%, 9/01/20		400	455,000
7.88%, 5/15/21		850	962,625
6.63%, 3/15/23 (a)		283	308,470
Oncor Electric Delivery Co. LLC:
6.38%, 1/15/15		3,000	3,274,236
6.80%, 9/01/18		300	376,251
Puget Energy, Inc., 6.00%, 9/01/21		100	115,164
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.25%, 11/01/15		150	16,500
11.50%, 10/01/20 (a)		300	236,250
15.00%, 4/01/21		150	42,750

			33,515,640

Industrial Conglomerates — 0.1%
Hutchison Whampoa International Ltd., 6.00%, 12/31/49 (b)		3,000	3,262,500

Insurance — 1.2%
American International Group, Inc.:
4.88%, 9/15/16		2,000	2,226,486
5.60%, 10/18/16		5,500	6,263,554
5.85%, 1/16/18		500	586,512
Aon Corp., 3.50%, 9/30/15		3,000	3,173,511
AON Plc, 4.25%, 12/12/42 (a)		1,500	1,504,477
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		2,162	2,283,613
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		175	188,563
Hartford Financial Services Group, Inc., 4.00%, 10/15/17		3,250	3,579,602
International Lease Finance Corp.:
4.88%, 4/01/15		250	262,775
8.63%, 9/15/15		400	456,000
5.75%, 5/15/16		350	380,689
8.75%, 3/15/17		450	541,125
8.88%, 9/01/17		100	121,375
3.88%, 4/15/18		300	304,500
5.88%, 4/01/19		250	274,347
6.25%, 5/15/19		325	364,406
8.25%, 12/15/20		250	312,500
4.63%, 4/15/21		250	254,375
8.63%, 1/15/22		150	195,000
5.88%, 8/15/22		150	165,315
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17		3,300	3,391,885
Nippon Life Insurance Co.:
5.00%, 10/18/42 (a)(b)		3,525	3,686,642
5.00%, 10/18/42 (b)		1,500	1,570,725
Onex USI Acquisition Corp., 7.75%, 1/15/21 (a)		100	103,000
Prudential Financial, Inc., 6.00%, 12/01/17		2,850	3,408,609
QBE Insurance Group Ltd., 2.40%, 5/01/18 (a)		500	503,215

			36,102,801

Corporate Bonds	Par (000)		Value

Internet & Catalog Retail — 0.0%
Liberty Interactive LLC, 8.25%, 2/01/30	USD	200	$224,000
Netflix, Inc., 5.38%, 2/01/21 (a)		100	103,000

			327,000

Internet Software & Services — 0.3%
21Vianet Group, Inc., 7.88%, 3/22/16	CNH	14,500	2,336,699
Equinix, Inc.:
4.88%, 4/01/20	USD	225	235,125
7.00%, 7/15/21		100	113,250
5.38%, 4/01/23		325	340,437
IAC/InterActiveCorp., 4.75%, 12/15/22 (a)		1,441	1,448,205
Pacnet Ltd., 9.25%, 11/09/15		1,200	1,254,000
VeriSign, Inc., 4.63%, 5/01/23 (a)		1,040	1,066,000
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,810	2,040,775
10.13%, 7/01/20		490	579,425

			9,413,916

IT Services — 0.1%
iGATE Corp., 9.00%, 5/01/16		250	272,500
Interactive Data Corp., 10.25%, 8/01/18		358	407,225
Lender Processing Services, Inc., 5.75%, 4/15/23		100	106,750
SunGard Data Systems, Inc.:
7.38%, 11/15/18		240	259,200
6.63%, 11/01/19 (a)		1,140	1,212,675
7.63%, 11/15/20		250	276,250
WEX, Inc., 4.75%, 2/01/23 (a)		1,498	1,498,000

			4,032,600

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17		500	600,113
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16		2,662	2,735,375

			3,335,488

Machinery — 0.8%
Amsted Industries, Inc., 8.13%, 3/15/18 (a)		100	108,000
Bombardier, Inc.:
4.25%, 1/15/16 (a)		1,175	1,226,406
7.50%, 3/15/18 (a)		200	230,750
7.75%, 3/15/20 (a)		400	474,000
5.75%, 3/15/22 (a)		100	106,875
6.13%, 1/15/23 (a)		350	378,437
Case New Holland, Inc., 7.88%, 12/01/17		500	595,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19		450	504,000
8.25%, 6/15/21		650	745,875
Cooper US, Inc., 6.10%, 7/01/17		1,500	1,778,763
Daimler Finance North America LLC, 1.30%, 7/31/15 (a)		2,000	2,014,548
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20 (a)		120	131,100
Jaguar Land Rover Automotive Plc, 5.63%, 2/01/23 (a)		615	642,675
The Manitowoc Co., Inc.:
8.50%, 11/01/20		200	228,000
5.88%, 10/15/22		1,250	1,331,250
Navistar International Corp., 8.25%, 11/01/21		1,143	1,190,149
Pentair Finance SA, 1.35%, 12/01/15		1,000	1,003,514
Polymer Group, Inc., 7.75%, 2/01/19		100	109,875

14	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Machinery (concluded)
RBS Global, Inc./Rexnord LLC, 8.50%, 5/01/18	USD	400	$438,000
Sparkle Assets Ltd., 6.88%, 1/30/20		4,000	4,053,200
SPX Corp.:
7.63%, 12/15/14		100	109,125
6.88%, 9/01/17		200	224,500
Terex Corp., 6.00%, 5/15/21		761	818,075
Titan International, Inc., 7.88%, 10/01/17 (a)		630	677,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (a)		1,074	1,074,000
Volkswagen International Finance NV, 1.15%, 11/20/15 (a)		3,000	3,021,930

			23,215,297

Media — 2.0%
AMC Networks, Inc.:
7.75%, 7/15/21		1,765	2,029,750
4.75%, 12/15/22		481	494,227
Cablevision Systems Corp.:
8.63%, 9/15/17		250	296,875
7.75%, 4/15/18		300	341,625
8.00%, 4/15/20		100	115,000
5.88%, 9/15/22		1,625	1,645,313
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25%, 10/30/17		100	108,250
7.00%, 1/15/19		400	434,500
8.13%, 4/30/20		150	169,500
7.38%, 6/01/20		100	112,250
5.25%, 3/15/21 (a)		150	153,750
6.50%, 4/30/21		500	542,500
6.63%, 1/31/22		300	330,000
5.25%, 9/30/22		1,680	1,711,500
5.13%, 2/15/23		1,280	1,292,800
5.75%, 9/01/23 (a)		125	129,688
5.75%, 1/15/24		325	338,406
Cengage Learning Acquisitions, Inc.:
12.00%, 6/30/19 (a)		75	15,000
11.50%, 4/15/20 (a)		898	704,930
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (a)		975	1,038,375
Cinemark USA, Inc., 5.13%, 12/15/22 (a)		179	185,265
Clear Channel Communications, Inc.:
10.75%, 8/01/16		250	215,000
11.00%, 8/01/16 (f)		250	215,625
9.00%, 12/15/19 (a)		2,655	2,655,000
9.00%, 3/01/21		2,523	2,466,233
11.25%, 3/01/21 (a)		175	185,500
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		3,325	3,582,687
6.50%, 11/15/22 (a)		3,229	3,463,103
6.50%, 11/15/22 (a)		1,343	1,426,937
Comcast Corp., 6.50%, 1/15/17		3,000	3,600,486
COX Communications, Inc., 6.25%, 6/01/18 (a)		1,000	1,218,910
CSC Holdings LLC:
7.63%, 7/15/18		150	176,250
8.63%, 2/15/19		200	243,500
6.75%, 11/15/21		200	228,500
Cumulus Media Holdings, Inc., 7.75%, 5/01/19		225	229,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16		2,500	2,662,395

Corporate Bonds	Par (000)		Value

Media (concluded)
2.40%, 3/15/17	USD	682	$705,802
DISH DBS Corp.:
6.63%, 10/01/14		200	212,500
7.75%, 5/31/15		200	220,750
7.13%, 2/01/16		550	607,750
4.63%, 7/15/17		150	152,250
4.25%, 4/01/18 (a)		1,430	1,404,975
7.88%, 9/01/19		350	399,000
5.13%, 5/01/20 (a)		325	321,750
6.75%, 6/01/21		700	756,000
5.88%, 7/15/22		2,301	2,347,020
5.00%, 3/15/23 (a)		1,290	1,251,300
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		80	90,700
Lamar Media Corp.:
5.88%, 2/01/22		100	109,375
5.00%, 5/01/23		200	203,500
Lynx I Corp., 5.38%, 4/15/21 (a)		900	960,750
Lynx II Corp., 6.38%, 4/15/23 (a)		595	644,087
The McClatchy Co., 9.00%, 12/15/22 (a)		2,640	2,910,600
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21 (a)		200	206,000
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		600	610,500
Nara Cable Funding Ltd., 8.88%, 12/01/18 (a)		400	428,000
News America, Inc.:
7.25%, 5/18/18		1,000	1,271,054
8.25%, 8/10/18		1,250	1,648,515
Nielsen Finance LLC/Nielsen Finance Co.:
7.75%, 10/15/18		1,216	1,354,320
4.50%, 10/01/20 (a)		250	255,313
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (a)		354	354,000
Quebecor Media, Inc., 5.75%, 1/15/23 (a)		250	260,625
Regal Entertainment Group:
9.13%, 8/15/18		100	112,000
5.75%, 2/01/25		280	282,100
Sinclair Television Group, Inc.:
5.38%, 4/01/21 (a)		250	253,125
6.13%, 10/01/22 (a)		100	106,000
Sirius XM Radio, Inc., 8.75%, 4/01/15 (a)		150	168,000
TCM Sub LLC, 3.55%, 1/15/15 (a)		600	626,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		1,265	1,309,275
Univision Communications, Inc.:
6.88%, 5/15/19 (a)		400	437,000
7.88%, 11/01/20 (a)		250	281,250
8.50%, 5/15/21 (a)		200	223,000
6.75%, 9/15/22 (a)		757	840,270
Videotron Ltd., 5.00%, 7/15/22		150	154,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 7/15/19 (a)		200	225,000
XM Satellite Radio, Inc., 7.63%, 11/01/18 (a)		200	222,000

			59,685,211

Metals & Mining — 1.2%
AK Steel Corp., 7.63%, 5/15/20		100	86,750
Aleris International, Inc.:
7.63%, 2/15/18		100	108,000
7.88%, 11/01/20		200	216,500

BLACKROCK FUNDS II	APRIL 30, 2013	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Metals & Mining (concluded)
ArcelorMittal:
9.50%, 2/15/15	USD	1,087	$1,227,398
4.25%, 2/25/15		752	778,375
4.25%, 8/05/15		1,297	1,355,130
4.25%, 3/01/16		420	435,750
5.00%, 2/25/17		1,161	1,231,598
6.13%, 6/01/18		1,480	1,621,183
10.35%, 6/01/19		500	635,131
5.75%, 8/05/20		200	211,572
6.00%, 3/01/21		300	317,850
6.75%, 2/25/22		350	383,905
7.50%, 10/15/39		400	420,828
7.25%, 3/01/41		425	434,614
Barrick Gold Corp., 2.50%, 5/01/18 (a)		1,000	1,004,774
Commercial Metals Co., 7.35%, 8/15/18		100	110,500
Edgen Murray Corp., 8.75%, 11/01/20 (a)		200	212,750
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		150	153,000
Ferrexpo Finance Plc, 7.88%, 4/07/16 (a)		200	198,500
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)		1,020	1,068,450
6.38%, 2/01/16 (a)		725	751,980
6.00%, 4/01/17 (a)		3,465	3,603,600
6.88%, 2/01/18 (a)		725	772,125
8.25%, 11/01/19 (a)		500	550,000
6.88%, 4/01/22 (a)		200	214,500
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 3/15/18 (a)		500	503,594
Global Brass & Copper, Inc., 9.50%, 6/01/19 (a)		110	121,000
Hecla Mining Co., 6.88%, 5/01/21 (a)		150	148,875
Hidili Industry International Development Ltd., 8.63%, 11/04/15		2,000	1,480,000
IAMGOLD Corp., 6.75%, 10/01/20 (a)		200	189,000
Inmet Mining Corp.:
8.75%, 6/01/20 (a)		500	540,000
7.50%, 6/01/21 (a)		150	156,750
JMC Steel Group, Inc., 8.25%, 3/15/18 (a)		250	261,563
Kaiser Aluminum Corp., 8.25%, 6/01/20		80	91,000
MolyCorp., Inc., 10.00%, 6/01/20		175	171,500
New Gold, Inc.:
7.00%, 4/15/20 (a)		40	42,400
6.25%, 11/15/22 (a)		450	463,500
Novelis, Inc.:
8.38%, 12/15/17		580	635,100
8.75%, 12/15/20		4,120	4,676,200
Rio Tinto Finance USA Ltd., 1.88%, 11/02/15		2,000	2,052,500
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17 (a)		100	109,000
Severstal Columbus LLC, 10.25%, 2/15/18		75	80,813
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)		500	547,500
Teck Resources Ltd., 2.50%, 2/01/18		1,000	1,015,781
United States Steel Corp.:
7.00%, 2/01/18		200	214,500
7.38%, 4/01/20		200	211,000
Vedanta Resources Plc, 9.50%, 7/18/18		1,500	1,717,500
Walter Energy, Inc.:
9.88%, 12/15/20 (a)		355	386,950
8.50%, 4/15/21 (a)		203	211,120
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (a)		3,000	3,073,344

			37,205,253

Corporate Bonds	Par (000)		Value

Multiline Retail — 0.1%
Dollar General Corp., 4.13%, 7/15/17	USD	1,843	$2,017,269
JC Penney Corp., Inc., 7.63%, 3/01/97		100	79,250
Sears Holdings Corp., 6.63%, 10/15/18		300	297,750

			2,394,269

Multi-Utilities — 0.1%
Dominion Resources, Inc., 6.00%, 11/30/17		3,000	3,605,319

Oil, Gas & Consumable Fuels — 3.7%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		674	727,920
6.13%, 7/15/22		635	698,500
4.88%, 5/15/23		2,505	2,586,413
Afren Plc, 11.50%, 2/01/16 (a)		200	237,500
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15		465	441,750
Alpha Natural Resources, Inc.:
9.75%, 4/15/18		150	162,750
6.00%, 6/01/19		100	93,500
6.25%, 6/01/21		300	276,000
Antero Resources Finance Corp.:
9.38%, 12/01/17		100	108,750
6.00%, 12/01/20		200	211,500
Arch Coal, Inc.:
8.75%, 8/01/16		100	104,000
7.00%, 6/15/19		300	278,250
7.25%, 10/01/20		250	230,000
7.25%, 6/15/21		300	274,500
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		564	593,610
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23 (a)		819	839,475
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		893	984,533
7.50%, 4/01/20 (a)		185	192,400
Berry Petroleum Co., 6.38%, 9/15/22		150	160,313
Bharat Petroleum Corp Ltd., 4.63%, 10/25/22		1,600	1,669,048
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (a)		171	180,405
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		330	365,475
7.50%, 9/15/20		321	348,285
Cenovus Energy, Inc., 4.50%, 9/15/14		1,000	1,050,027
Chaparral Energy, Inc., 7.63%, 11/15/22		60	66,300
Chesapeake Energy Corp.:
9.50%, 2/15/15		250	282,500
3.25%, 3/15/16		300	303,750
6.50%, 8/15/17		150	168,000
7.25%, 12/15/18		1,510	1,747,825
6.63%, 8/15/20		1,075	1,216,094
6.88%, 11/15/20		50	57,125
6.13%, 2/15/21		387	425,700
5.38%, 6/15/21		225	234,563
5.75%, 3/15/23		1,522	1,651,370
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19 (a)		200	206,000
Cimarex Energy Co., 5.88%, 5/01/22		150	163,500
Concho Resources, Inc.:
7.00%, 1/15/21		100	112,500
6.50%, 1/15/22		228	253,080
5.50%, 10/01/22		211	225,243

16	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
5.50%, 4/01/23	USD	261	$277,965
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (a)		100	63,750
CONSOL Energy, Inc.:
8.00%, 4/01/17		500	541,250
8.25%, 4/01/20		2,180	2,441,600
6.38%, 3/01/21		500	522,500
Continental Resources, Inc.:
5.00%, 9/15/22		500	543,750
4.50%, 4/15/23 (a)		774	825,277
Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 4/01/21		100	115,750
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		250	273,125
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		685	695,275
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (a)		525	540,750
Denbury Resources, Inc.:
8.25%, 2/15/20		200	227,000
4.63%, 7/15/23		1,853	1,871,530
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		200	202,500
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 6/01/19		100	107,750
El Paso LLC:
7.00%, 6/15/17		200	230,103
7.80%, 8/01/31		125	141,446
7.75%, 1/15/32		300	341,902
Energy Transfer Equity LP, 7.50%, 10/15/20		575	672,750
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		200	226,000
7.75%, 6/15/19		500	542,500
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,825	2,126,125
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		1,165	1,275,675
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		200	213,000
EXCO Resources, Inc., 7.50%, 9/15/18		200	198,000
Foresight Energy LLC/Foresight Energy Corp., 9.63%, 8/15/17 (a)		100	108,500
Forest Oil Corp.:
7.25%, 6/15/19		250	253,125
7.50%, 9/15/20 (a)		100	106,500
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (a)		90	94,725
Halcon Resources Corp.:
9.75%, 7/15/20 (a)		300	327,750
8.88%, 5/15/21 (a)		904	969,540
Harvest Operations Corp., 6.88%, 10/01/17		100	112,000
HilCorp. Energy I LP/HilCorp. Finance Co., 7.63%, 4/15/21 (a)		975	1,079,813
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 (a)		100	105,500
Kinder Morgan Finance Co. LLC:
5.70%, 1/05/16		200	218,565
6.00%, 1/15/18 (a)		250	277,679
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		1,427	1,623,213
Laredo Petroleum, Inc.:
9.50%, 2/15/19		875	997,500
7.38%, 5/01/22		1,270	1,397,000
Lightstream Resources Ltd., 8.63%, 2/01/20 (a)		970	999,100

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19	USD	100	$106,000
6.25%, 11/01/19 (a)		3,308	3,456,860
8.63%, 4/15/20		350	391,125
7.75%, 2/01/21		1,680	1,839,600
Markwest Energy Partners LP/Markwest Energy Finance Corp., 6.75%, 11/01/20		100	110,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		450	500,625
5.50%, 2/15/23		343	376,443
4.50%, 7/15/23		300	312,750
MEG Energy Corp.:
6.50%, 3/15/21 (a)		3,425	3,673,313
6.38%, 1/30/23 (a)		250	263,750
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21 (a)		227	231,540
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.75%, 10/01/20 (a)		200	220,000
MIE Holdings Corp.:
9.75%, 5/12/16		2,000	2,170,000
6.88%, 2/06/18		4,800	4,839,120
Murray Energy Corp., 10.25%, 10/15/15 (a)		100	102,000
Newfield Exploration Co.:
6.88%, 2/01/20		200	218,000
5.75%, 1/30/22		200	221,250
5.63%, 7/01/24		493	529,975
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		350	364,437
9.63%, 6/01/19 (a)		200	220,000
7.77%, 12/15/37 (a)		100	100,250
Northern Oil and Gas, Inc., 8.00%, 6/01/20		100	104,500
Oasis Petroleum, Inc., 6.88%, 1/15/23		100	111,000
Offshore Group Investment Ltd.:
7.50%, 11/01/19		400	431,000
7.13%, 4/01/23 (a)		1,066	1,108,640
ONEOK Partners LP, 2.00%, 10/01/17		1,000	1,016,622
Pacific Drilling V Ltd., 7.25%, 12/01/17 (a)		200	211,500
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		290	327,700
PDC Energy, Inc., 7.75%, 10/15/22 (a)		400	437,000
Peabody Energy Corp.:
7.38%, 11/01/16		200	229,000
6.00%, 11/15/18		1,497	1,616,760
6.50%, 9/15/20		150	163,500
6.25%, 11/15/21		1,743	1,858,474
7.88%, 11/01/26		525	568,313
Penn Virginia Corp., 8.50%, 5/01/20 (a)		496	498,480
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		200	216,250
Plains Exploration & Production Co.:
6.13%, 6/15/19		300	332,625
6.50%, 11/15/20		450	501,750
6.63%, 5/01/21		150	167,250
6.75%, 2/01/22		250	282,500
6.88%, 2/15/23		1,557	1,773,034
Precision Drilling Corp.:
6.63%, 11/15/20		225	242,437
6.50%, 12/15/21		10	10,825

BLACKROCK FUNDS II	APRIL 30, 2013	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
QEP Resources, Inc.:
6.88%, 3/01/21	USD	585	$674,213
5.38%, 10/01/22		1,210	1,288,650
5.25%, 5/01/23		1,380	1,466,250
Quicksilver Resources, Inc., 11.75%, 1/01/16		125	133,594
Range Resources Corp.:
6.75%, 8/01/20		966	1,072,260
5.75%, 6/01/21		756	825,930
5.00%, 8/15/22		1,687	1,796,655
5.00%, 3/15/23 (a)		150	159,750
Regency Energy Partners LP/Regency Energy Finance Corp.:
6.88%, 12/01/18		732	799,710
6.50%, 7/15/21		150	168,000
5.50%, 4/15/23		100	109,500
4.50%, 11/01/23 (a)		1,011	1,046,385
Reliance Industries Ltd., 5.88%, 8/29/49		2,800	2,773,260
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		100	102,500
6.00%, 1/15/19 (a)		100	98,500
5.63%, 4/15/20 (a)		300	280,875
6.88%, 4/15/40 (a)		100	90,500
Rosetta Resources, Inc., 5.63%, 5/01/21		782	815,235
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (a)		2,915	3,017,025
5.63%, 4/15/23 (a)		794	815,835
Sabine Pass LNG LP:
7.50%, 11/30/16		3,075	3,474,750
6.50%, 11/01/20 (a)		1,530	1,640,925
Samson Investment Co., 9.75%, 2/15/20 (a)		750	796,875
SandRidge Energy, Inc.:
8.75%, 1/15/20		84	90,300
7.50%, 3/15/21		300	311,250
8.13%, 10/15/22		250	266,250
7.50%, 2/15/23		1,427	1,469,810
Seadrill Ltd., 5.63%, 9/15/17 (a)		2,844	2,907,990
Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (a)		1,750	1,749,438
SM Energy Co.:
6.50%, 11/15/21		760	836,000
6.50%, 1/01/23		55	60,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/01/23 (a)		200	212,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)		88	94,600
Unit Corp., 6.63%, 5/15/21		100	107,000
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		220	238,700
Venoco, Inc., 8.88%, 2/15/19		100	100,750
W&T Offshore, Inc., 8.50%, 6/15/19		200	218,000
Western Refining, Inc., 6.25%, 4/01/21 (a)		312	322,920
WPX Energy, Inc., 6.00%, 1/15/22		300	324,750
Yingde Gases Investment Ltd., 8.13%, 4/22/18		3,900	4,064,658

			113,095,303

Paper & Forest Products — 0.1%
Cascades, Inc., 7.75%, 12/15/17	CAD	100	106,750
Clearwater Paper Corp., 4.50%, 2/01/23 (a)	USD	345	343,275
PH Glatfelter Co., 5.38%, 10/15/20		260	274,300
Resolute Forest Products, Inc.:
10.25%, 10/15/18		100	116,800

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
5.88%, 5/15/23 (a)	USD	150	$148,125
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)		200	224,000
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		460	478,400

			1,691,650

Personal Products — 0.0%
Revlon Consumer Products Corp., 5.75%, 2/15/21 (a)		200	206,000

Pharmaceuticals — 0.6%
AbbVie, Inc., 1.75%, 11/06/17 (a)		3,000	3,044,664
Actavis, Inc., 1.88%, 10/01/17		2,000	1,995,524
Endo Health Solutions, Inc., 7.00%, 7/15/19		100	109,500
Grifols, Inc., 8.25%, 2/01/18		400	439,000
Mylan, Inc.:
7.63%, 7/15/17 (a)		555	616,706
6.00%, 11/15/18 (a)		2,745	3,010,326
Sky Growth Acquisition Corp., 7.38%, 10/15/20 (a)		3,198	3,413,865
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (a)		316	329,233
6.75%, 10/01/17 (a)		150	162,750
6.88%, 12/01/18 (a)		1,451	1,579,776
7.00%, 10/01/20 (a)		150	165,750
6.38%, 10/15/20 (a)		1,145	1,268,087
6.75%, 8/15/21 (a)		1,905	2,105,025
7.25%, 7/15/22 (a)		800	906,000

			19,146,206

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc., 5.70%, 3/15/17		625	727,646
CyrusOne LP/CyrusOne Finance Corp., 6.38%, 11/15/22 (a)		100	106,500
DuPont Fabros Technology LP, 8.50%, 12/15/17		150	161,250
Felcor Lodging LP:
6.75%, 6/01/19		802	876,185
5.63%, 3/01/23 (a)		320	331,600
HCP, Inc.:
3.75%, 2/01/16		1,260	1,349,725
6.00%, 1/30/17		1,000	1,160,816
5.63%, 5/01/17		1,000	1,154,809
Host Hotels & Resorts LP:
5.88%, 6/15/19		2,000	2,212,500
2.50%, 10/15/29 (a)		230	330,625
ProLogis LP, 5.63%, 11/15/16		2,800	3,174,489
Simon Property Group LP, 4.20%, 2/01/15		3,000	3,158,547
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/15		750	792,359
2.00%, 2/15/18		1,000	1,011,301
Weyerhaeuser Co.:
7.38%, 10/01/19		100	126,487
7.38%, 3/15/32		350	477,993

			17,152,832

Real Estate Management & Development — 1.9%
Agile Property Holdings Ltd., 9.88%, 3/20/17		1,500	1,711,725
Alam Synergy Pte. Ltd., 6.95%, 3/27/20		700	740,250
Caifu Holdings Ltd., 8.75%, 1/24/20		3,600	3,756,420

18	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Real Estate Management & Development (concluded)
CBRE Services, Inc., 5.00%, 3/15/23	USD	200	$204,750
Central Plaza Development Ltd., 8.38% (b)(g)		2,500	2,649,000
China SCE Property Holdings Ltd., 11.50%, 11/14/17		3,000	3,330,138
CIFI Holdings Group Co. Ltd., 12.25%, 4/15/18		2,250	2,372,438
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23 (a)		200	208,500
Fantasia Holdings Group Co. Ltd., 10.75%, 1/22/20		3,600	3,710,340
Far East Consortium International Ltd., 5.88%, 3/04/16	CNH	27,000	4,383,517
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	2,500	2,474,875
Gemdale Asia Holding Ltd., 5.63%, 3/21/18	CNH	10,000	1,607,721
Glorious Property Holdings Ltd., 13.25%, 3/04/18	USD	2,500	2,520,270
Greentown China Holdings Ltd., 8.50%, 2/04/18		1,250	1,337,747
Kaisa Group Holdings Ltd.:
6.88%, 4/22/16	CNH	20,500	3,333,536
10.25%, 1/08/20	USD	1,200	1,319,423
KWG Property Holding Ltd., 13.25%, 3/22/17		1,000	1,193,303
New World China Land Ltd., 5.50%, 2/06/18	CNH	17,000	2,808,792
Powerlong Real Estate Holdings Ltd., 11.25%, 1/25/18	USD	400	400,000
Realogy Group LLC:
7.88%, 2/15/19 (a)		1,485	1,657,631
7.63%, 1/15/20 (a)		3,671	4,212,473
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		1,701	1,709,505
Shimao Property Holding Ltd., 6.63%, 1/14/20		1,300	1,301,430
Sunac China Holdings Ltd.:
12.50%, 10/16/17		1,550	1,790,239
9.38%, 4/05/18		2,100	2,231,775
Theta Capital Pte. Ltd.:
7.00%, 5/16/19		2,000	2,161,374
6.13%, 11/14/20		1,700	1,779,730

			56,906,902

Road & Rail — 0.2%
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		350	385,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25%, 1/15/19		150	166,688
5.50%, 4/01/23 (a)		125	128,906
CEVA Group Plc:
8.38%, 12/01/17 (a)		100	99,750
11.50%, 4/01/18 (a)		100	65,000
12.75%, 3/31/20 (a)		200	82,000
CHC Helicopter SA, 9.25%, 10/15/20		450	479,813
ERAC USA Finance LLC, 1.40%, 4/15/16 (a)		1,000	1,006,997
The Hertz Corp.:
4.25%, 4/01/18 (a)		332	344,865
7.50%, 10/15/18		200	221,250
6.75%, 4/15/19		1,425	1,578,187
5.88%, 10/15/20		265	289,513
7.38%, 1/15/21		1,020	1,155,150
6.25%, 10/15/22		460	514,625
Swift Services Holdings, Inc., 10.00%, 11/15/18		100	114,500

Corporate Bonds	Par (000)		Value

Road & Rail (concluded)
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)	USD	273	$284,603

			6,917,722

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc.:
7.75%, 8/01/20		100	98,000
7.50%, 8/15/22 (a)		150	143,625
Freescale Semiconductor, Inc.:
10.13%, 3/15/18 (a)		200	221,500
9.25%, 4/15/18 (a)		500	550,000
8.05%, 2/01/20		200	215,500
MEMC Electronic Materials, Inc., 7.75%, 4/01/19		200	186,000
NXP BV/NXP Funding LLC:
5.75%, 2/15/21 (a)		605	641,300
5.75%, 3/15/23 (a)		200	211,500
Sensata Technologies BV:
6.50%, 5/15/19 (a)		350	381,500
4.88%, 10/15/23 (a)		50	51,125
Spansion LLC, 7.88%, 11/15/17		500	526,250
STATS ChipPAC Ltd., 4.50%, 3/20/18 (a)		200	203,250
TSMC Global Ltd., 1.63%, 4/03/18 (a)		1,750	1,753,331

			5,182,881

Software — 0.8%
Audatex North America, Inc., 6.75%, 6/15/18 (a)		300	322,875
CDW LLC/CDW Finance Corp.:
8.00%, 12/15/18		150	168,188
8.50%, 4/01/19		350	392,437
First Data Corp.:
11.25%, 3/31/16		625	635,937
7.38%, 6/15/19 (a)		3,775	4,105,313
8.88%, 8/15/20 (a)		150	171,000
6.75%, 11/01/20 (a)		3,725	3,995,063
8.25%, 1/15/21 (a)		934	992,375
11.25%, 1/15/21 (a)		516	539,220
12.63%, 1/15/21		1,829	1,984,465
10.63%, 6/15/21 (a)		1,672	1,720,070
8.75%, 1/15/22 (a)		300	322,500
Fiserv, Inc., 3.13%, 10/01/15		1,000	1,048,755
IMS Health, Inc.:
12.50%, 3/01/18 (a)		400	476,000
6.00%, 11/01/20 (a)		2,016	2,157,120
Infor US, Inc.:
11.50%, 7/15/18		100	118,000
9.38%, 4/01/19		2,760	3,146,400
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (a)		2,180	2,261,750
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		1,186	1,233,440
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)		100	112,000

			25,902,908

Specialty Retail — 0.5%
Best Buy Co., Inc., 5.50%, 3/15/21		200	203,000

BLACKROCK FUNDS II	APRIL 30, 2013	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Specialty Retail (concluded)
Burger King Corp., 9.88%, 10/15/18	USD	200	$227,750
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)		1,261	1,445,421
CST Brands, Inc., 5.00%, 5/01/23 (a)		408	418,710
Dufry Finance SCA, 5.50%, 10/15/20 (a)		1,253	1,307,440
Hengdeli Holdings Ltd., 6.25%, 1/29/18		2,000	2,100,200
J. Crew Group, Inc., 8.13%, 3/01/19		215	230,856
L Brands, Inc.:
6.90%, 7/15/17		200	230,000
8.50%, 6/15/19		100	124,000
6.63%, 4/01/21		300	344,625
5.63%, 2/15/22		350	377,563
Michaels Stores, Inc., 7.75%, 11/01/18		531	583,436
New Academy Finance Co LLC/New Academy Finance Corp., 8.00%, 6/15/18 (a)(f)		297	309,251
New Albertsons, Inc., 7.45%, 8/01/29		250	195,313
Party City Holdings, Inc., 8.88%, 8/01/20 (a)		2,097	2,369,610
Penske Automotive Group, Inc., 5.75%, 10/01/22 (a)		914	967,697
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (a)		200	221,250
Petco Holdings, Inc., 8.50%, 10/15/17 (a)(f)		100	104,375
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		740	827,875
5.75%, 6/01/22		345	371,737
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (a)		200	213,750
SM Investments Corp., 4.25%, 10/17/19		1,700	1,691,883
Toys R Us Property Co. I LLC, 10.75%, 7/15/17		200	213,750
Toys R Us Property Co. II LLC, 8.50%, 12/01/17		200	214,750

			15,294,242

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc., 6.38%, 12/15/20		300	331,875
Levi Strauss & Co.:
7.63%, 5/15/20		100	111,125
6.88%, 5/01/22		540	602,775
6.88%, 5/01/22 (a)		229	255,621
PVH Corp.:
7.38%, 5/15/20		371	416,911
4.50%, 12/15/22		250	257,813
Texhong Textile Group Ltd.:
7.63%, 1/19/16		1,000	1,057,500
6.50%, 1/18/19		1,100	1,114,465
Wolverine World Wide, Inc., 6.13%, 10/15/20 (a)		2,107	2,293,996

			6,442,081

Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21 (a)		150	157,313
Radian Group, Inc., 2.25%, 3/01/19		745	983,866

			1,141,179

Tobacco — 0.3%
Alliance One International, Inc., 10.00%, 7/15/16		100	106,190
Altria Group, Inc., 9.70%, 11/10/18		1,250	1,752,354
BAT International Finance Plc, 1.40%, 6/05/15 (a)		2,000	2,025,180
Lorillard Tobacco Co.:
3.50%, 8/04/16		1,000	1,058,730

Corporate Bonds	Par (000)		Value

Tobacco (concluded)
2.30%, 8/21/17	USD	2,500	$2,532,993
Reynolds American, Inc., 7.63%, 6/01/16		1,050	1,246,979

			8,722,426

Trading Companies & Distributors — 1.0%
Air Lease Corp.:
4.50%, 1/15/16		730	759,200
6.13%, 4/01/17		350	383,250
Aviation Capital Group Corp.:
7.13%, 10/15/20 (a)		3,950	4,538,198
6.75%, 4/06/21 (a)		6,650	7,424,665
GATX Corp., 2.38%, 7/30/18		1,000	1,024,620
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,472	1,630,240
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,938,000
Neptune Orient Lines Ltd., 4.40%, 11/05/19		3,000	2,486,646
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)		1,950	2,017,965
2.88%, 7/17/18 (a)		1,500	1,572,289
United Rentals North America, Inc.:
5.75%, 7/15/18		275	299,750
9.25%, 12/15/19		100	114,000
7.38%, 5/15/20		320	362,400
8.38%, 9/15/20		200	226,000
8.25%, 2/01/21		864	984,960
7.63%, 4/15/22		4,505	5,169,487
6.13%, 6/15/23		475	511,813

			31,443,483

Wireless Telecommunication Services — 0.8%
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/01/15 (a)		350	374,500
12.00%, 12/01/17 (a)		100	116,500
Cricket Communications, Inc., 7.75%, 10/15/20		1,253	1,274,927
Crown Castle International Corp.:
7.13%, 11/01/19		100	109,750
5.25%, 1/15/23		2,384	2,497,240
Digicel Group Ltd., 8.25%, 9/30/20 (a)		1,710	1,829,700
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		350	385,437
6.63%, 11/15/20		422	456,815
6.25%, 4/01/21 (a)		450	483,187
6.63%, 4/01/23 (a)		450	483,750
Nokia Oyj:
5.38%, 5/15/19		350	344,750
6.63%, 5/15/39		150	136,500
SBA Communications Corp., 5.63%, 10/01/19 (a)		150	157,875
SBA Telecommunications, Inc., 5.75%, 7/15/20 (a)		100	106,500
Sprint Capital Corp.:
6.90%, 5/01/19		450	488,813
6.88%, 11/15/28		2,293	2,344,593
8.75%, 3/15/32		350	413,875
Sprint Nextel Corp.:
6.00%, 12/01/16		350	379,750
9.13%, 3/01/17		250	294,375
8.38%, 8/15/17		200	233,000

20	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
9.00%, 11/15/18 (a)	USD	4,442	$5,463,660
7.00%, 3/01/20 (a)		1,970	2,240,875
7.00%, 8/15/20		350	383,250
11.50%, 11/15/21		200	277,000
6.00%, 11/15/22		500	521,250
Vodafone Group Plc, 1.50%, 2/19/18		1,700	1,705,642

			23,503,514

Total Corporate Bonds — 33.3%			1,012,535,301

Equity-Linked Notes	Par (000)		Value

Beverages — 0.5%
Credit Suisse Group AG (Anheuser-Busch InBev Worldwide, Inc.), 8.41%, 9/05/13		85	7,949,509
Deutsche Bank AG (Anheuser-Busch InBev Worldwide, Inc.), 14.53%, 5/30/13		88	8,243,931

			16,193,440

Commercial Banks — 0.2%
Goldman Sachs Group, Inc. (HSBC Holdings Plc), 12.00%, 5/31/13		93	7,981,613

Diversified Financial Services — 0.3%
Citigroup, Inc. (Formento Economico), 9.00%, 7/02/13		74	8,066,272

Food & Staples Retailing — 0.1%
Deutsche Bank AG (TESCO Plc), 8.40%, 6/11/13	GBP	731	4,064,857

Health Care Providers & Services — 0.3%
Goldman Sachs Group, Inc. (Quest Diagnostics, Inc.), 9.60%, 6/27/13	USD	142	7,995,733

Industrial Conglomerates — 0.2%
Goldman Sachs Group, Inc. (Ferrovial SA), 17.50%, 6/25/13		646	7,961,436

Insurance — 0.3%
Goldman Sachs Group, Inc. (Prudential Financial, Inc.), 12.75%, 6/27/13		137	8,120,519

Media — 1.1%
Deutsche Bank AG (Time Warner Cable, Inc.), 8.70%, 6/24/13		87	7,970,796
Goldman Sachs Group, Inc. (Comcast Corp., Class A), 8.50%, 5/14/13		207	8,281,313
Goldman Sachs Group, Inc. (DIRECTV), 6.25%, 8/10/13		150	8,251,931
Goldman Sachs Group, Inc. (Reed Elsevier NV), 9.25%, 9/05/13		674	8,279,087

			32,783,127

Metals & Mining — 0.2%
Deutsche Bank AG (BHP Billion Plc), 7.29%, 6/24/13		110	7,272,865

Office Electronics — 0.3%
Goldman Sachs Group, Inc. (Canon, Inc.), 13.00%, 5/31/13		2	8,290,301

Oil, Gas & Consumable Fuels — 0.9%
Deutsche Bank AG (ENI SpA), 17.73%, 5/30/13		177	4,091,902

Equity-Linked Notes	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Deutsche Bank AG (ENI SpA), 8.61%, 6/11/13	EUR	173	$3,998,484
Deutsche Bank AG (Total SA), 11.47%, 5/30/13	USD	163	8,117,239
Goldman Sachs Group, Inc. (Kinder Morgan, Inc), 12.60%, 8/01/13		254	10,004,592

			26,212,217

Pharmaceuticals — 0.5%
Deutsche Bank AG (GlaxoSmithKline Plc), 7.19%, 5/30/13		180	4,192,411
Deutsche Bank AG (Sanofi SA), 10.01%, 6/11/13	EUR	43	4,302,653
Deutsche Bank AG (Sanofi SA), 20.16%, 5/30/13	USD	42	4,149,019
Goldman Sachs Group, Inc. (Pfizer, Inc.), 7.30%, 5/31/13		148	4,145,406

			16,789,489

Specialty Retail — 0.3%
Deutsche Bank AG (Hennes & Mauritz AB, B Shares), 10.98%, 6/11/13	SEK	123	4,184,113
Deutsche Bank AG (Hennes & Mauritz AB, B Shares), 17.30%, 5/30/13	USD	112	4,039,395

			8,223,508

Textiles, Apparel & Luxury Goods — 0.3%
Goldman Sachs Group, Inc. (Coach, Inc.), 13.15%, 8/10/13		165	8,644,810

Tobacco — 0.6%
Goldman Sachs Group, Inc. (Lorillard, Inc.), 16.00%, 5/31/13		200	8,299,772
Wells Fargo & Co. (Altria Group, Inc.), 7.90%, 7/29/13		283	10,185,509

			18,485,281

Wireless Telecommunication Services — 0.3%
Deutsche Bank AG (Vodafone Group Plc), 8.38%, 5/30/13		1,625	4,223,144
Deutsche Bank AG (Vodafone Group Plc), 9.88%, 6/11/13	GBP	1,485	3,997,589

			8,220,733

Total Equity-Linked Notes — 6.4%			195,306,201

Floating Rate Loan Interests (b)	Par (000)		Value

Aerospace & Defense — 0.0%
Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 4.50%, 7/31/19	USD	254	256,897
Sequa Corp., Term Loan, 5.25%, 6/19/17		684	694,496

			951,393

Airlines — 0.1%
AWAS Finance Luxembourg S.a.r.l, Term Loan,
3.50%, 6/10/16		941	948,985
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.68%, 9/10/18		185	163,734
Term B757-200 Loan, 1.68%, 9/10/18		183	161,964
Term B757-300 Loan, 2.30%, 3/10/17		407	376,699

BLACKROCK FUNDS II	APRIL 30, 2013	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

Airlines (concluded)
Term B757-300 Loan, 2.30%, 3/10/17	USD	225	$208,249

			1,859,631

Auto Components — 0.3%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.14%, 12/29/14		2,431	2,303,330
Tranche C Term Loan, 2.14%, 12/28/15		1,189	1,126,132
FPC Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/19/19		798	793,675
Navistar, Inc., Term B Loan, 5.75%, 8/17/17		1,000	1,018,130
Schaeffler AG, Facility C (USD), 4.25%, 1/27/17		1,225	1,237,850
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		1,200	1,209,156
Wabash National Corp., Initial Term Loan, 6.00%, 5/08/19		906	909,277

			8,597,550

Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 3/27/20		900	907,119
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		1,479	1,497,000

			2,404,119

Capital Markets — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		399	403,489
Alpha Topco Ltd. (Formula One), Facility B-2, 6.00%, 4/30/19		1,293	1,313,485
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16		1,283	1,300,641

			3,017,615

Chemicals — 0.2%
AI Chem & Cy S.C.A., Term B-1 Loan, 4.50%, 10/04/19		649	656,220
AI Chem & Cy US AcquiCo, Inc., Term B-2 Loan, 0.00%, 10/04/19		336	340,481
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		768	780,018
Catalent Pharma Solutions, Inc., Term Loan, 6.75%, 12/31/17		590	595,900
Flash Dutch 2 BV & U.S. Coatings Acquisition, Inc.:
Initial Euro Term Loan, 5.25%, 2/01/20		215	285,896
Initial Term B Loan, 4.75%, 2/01/20	EUR	1,395	1,412,298
Huntsman International LLC, Extended Term B Loan, 2.74%, 4/19/17	USD	600	603,108
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 6.50%, 5/04/18		466	470,726
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		1,357	1,375,862
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		798	800,394

			7,320,903

Commercial Services & Supplies — 0.4%
ACCO Brands Corp., Term B Loan, 4.25%, 5/01/19		416	418,990
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		1,496	1,514,190
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.50%, 12/10/18		259	260,947

Floating Rate Loan Interests (b)	Par (000)		Value

Commercial Services & Supplies (concluded)
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/21/15	USD	250	$253,437
Ceridian Corp., Extended US Term Loan, 5.95%, 5/09/17		429	436,336
Genpact Ltd., Term Loan, 4.25%, 8/30/19		478	485,958
Getty Images, Inc., Initial Term Loan (New), 4.75%, 10/18/19		1,825	1,850,762
KAR Auction Services, Inc., Term B-1 Loan, 5.00%, 5/19/17		726	735,490
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		575	606,625
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		966	971,771
Moneygram International, Inc., Term Loan, 4.25%, 3/27/20		380	382,987
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 4.25%, 6/29/18		1,021	1,033,587
SunGard Data Systems, Inc. (Solar Capital Corp.):
Tranche D Term Loan, 4.50%, 1/31/20		519	524,862
Tranche E Term Loan, 4.00%, 3/08/20		815	824,421
Tervita Corp. (FKA CCS Corp.), Term Loan, 6.25%, 5/15/18		254	258,338
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		1,486	1,497,407
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/08/19		346	350,614

			12,406,722

Communications Equipment — 0.0%
Arris Enterprises, Inc., Term B Facility, 3.50%, 4/17/20		870	870,548

Computer Software & Services — 0.0%
Infor (US), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25%, 4/05/18		1,446	1,468,428

Containers & Packaging — 0.0%
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18		443	449,629
Tekni-Plex, Inc., Term B Loan, 5.75%, 8/31/19		585	582,075

			1,031,704

Diversified Financial Services — 0.2%
Nuveen Investments, Inc.:
Tranch B First-Lien Term Loan, 4.20%, 5/13/17		1,490	1,506,763
Tranch B Second-Lien Term Loan, 6.50%, 2/28/19		750	756,563
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		1,075	1,091,931
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		2,339	2,346,343

			5,701,600

Diversified Telecommunication Services — 0.4%
Alcatel-Lucent USA, Inc.:
Asset Sale Loan, 6.25%, 8/01/16		465	471,715
Euro Term Loan, 7.50%, 1/30/19	EUR	389	517,706
U.S. Term Loan, 7.25%, 1/30/19	USD	2,244	2,299,205
Avaya, Inc., Term B-5 Loan, 8.00%, 3/31/18		426	426,113
Hawaiian Telcom Communications, Inc., Term Loan, 7.00%, 2/28/17		495	503,441

22	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

Diversified Telecommunication Services (concluded)
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B-1 Term Loan, 4.50%, 4/02/18	USD	1,649	$1,669,395
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		3,880	3,919,770
TW Telecom Holdings, Inc. (FKA Time Warner Telecom Holdings, Inc.), Term B Loan, 2.50%, 4/01/20		720	722,880
West Corp., Term B-8 Loan, 4.25%, 6/30/18		1,020	1,035,871

			11,566,096

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club, Inc., New 2013 Replacement Loan (First Lien), 4.25%, 9/26/19		1,605	1,618,213
CDW LLC, Term Loan, 4.00%, 4/15/20		1,500	1,502,820
Dole Food Co., Inc., Tranche B-2 Term Loan Retired 4/01/13, 0.00%, 4/24/19		1,225	1,232,656
Pinnacle Foods Finance LLC, Term G Loan, 3.25%, 3/28/20		1,750	1,755,250
SUPERVALU, Inc., Term Loan, 6.25%, 3/21/19		1,030	1,045,326
Weight Watchers International, Inc., Term B-2 Loan, 3.75%, 4/02/20		1,500	1,494,945
Wendy’s International, Inc., Term Loan, 4.75%, 5/15/19		896	900,255

			9,549,465

Food Products — 0.1%
Advance Pierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17		209	212,408
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18		898	904,196
Sprout Farmers Markets Holdings LLC, Term B Loan, 4.50%, 4/06/20		730	731,825

			1,848,429

Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19		1,722	1,740,551
ConvaTec, Inc., Dollar Term Loan, 5.00%, 12/22/16		750	762,937
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 4.75%, 9/15/17		297	301,770
Hologic, Inc., Tranche B Term Loan, 4.50%, 8/01/19		744	754,089
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		992	1,006,512

			4,565,859

Health Care Providers & Services — 0.2%
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/15/19		1,450	1,453,175
Biomet, Inc., Dollar Term B-1 Loan, 4.03%, 7/25/17		706	715,281
CHG Buyer Corp., Term Loan (First Lien), 5.00%, 11/19/19		716	726,067
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 4.00%, 11/01/19		2,354	2,378,747
Drumm Investors LLC (AKA Golden Living), Term Loan, 5.00%, 5/04/18		748	732,762
HCA, Inc., Term B-4 Loan, 3.19%, 5/01/18		290	290,525

Floating Rate Loan Interests (b)	Par (000)		Value

Health Care Providers & Services (concluded)
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18	USD	124	$126,699
Vanguard Health Holding Company II LLC (Vanguard Health System, Inc.), Term B Loan, 3.75%, 1/29/16		315	318,623

			6,741,879

Hotels, Restaurants & Leisure — 0.6%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		2,015	2,032,581
Harrah’s Las Vegas Propco LLC, Senior Loan, 3.70%, 2/13/14		11,800	10,833,842
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 4.25%, 12/20/19		1,461	1,481,738
Sabre, Inc., Term B Loan, 5.25%, 2/19/19		633	642,615
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.00%, 12/20/18		466	472,441
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		975	986,125
Travelport LLC (FKA Travelport, Inc.), New Second Priority Loan (Tranche 1), 9.50%, 1/31/16		230	235,537

			16,684,879

Independent Power Producers & Energy Traders — 0.0%
Calpine Corp., Term Loan, 4.00%, 4/01/18		992	1,004,731
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18		388	393,720

			1,398,451

Insurance — 0.0%
CCC Holdings, Inc., Term Loan, 5.25%, 12/20/19		444	448,606

Internet Software & Services — 0.1%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.50%, 7/02/19		2,449	2,474,675

Machinery — 0.2%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		2,758	2,776,705
Apex Tool Group LLC, Term B Loan, 4.50%, 1/31/20		965	977,391
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		743	751,795
Rexnord LLC/RBS Global, Inc., Term Loan (2013), 3.75%, 4/01/18		539	544,385
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50%, 12/12/19		653	659,896

			5,710,172

Media — 0.2%
Bresnan Broadband Holdings, LLC, Term B Loan, 4.50%, 12/14/17		922	928,053
Charter Communications Operating LLC, Term E Loan, 3.00%, 3/31/20		1,750	1,745,257
Kabel Deutschland GmbH, Facility F1, 3.25%, 2/01/19		1,000	1,004,440
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		139	140,601

BLACKROCK FUNDS II	APRIL 30, 2013	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

Media (concluded)
Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 4.75%, 3/01/20	USD	850	$857,024
Virgin Media Investment Holdings Ltd., Term B Loan, 3.50%, 2/07/20		1,330	1,330,599
WideOpenWest Finance LLC, Term B Loan, 6.00%, 4/01/19		154	155,808

			6,161,782

Metals & Mining — 0.2%
Constellium Holdco BV (Constellium France S.A.S,), Initial Dollar Term Loan, 6.25%, 3/25/20		1,710	1,752,750
FMG Resources August 2006 Pty Ltd. (FMG
America Finance, Inc.), Term Loan, 5.25%, 10/18/17		2,642	2,687,955
Newpage Corp., Term Loan, 0.00%, 12/21/18		640	655,469
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		742	754,474
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 5.75%, 4/02/18		751	760,354

			6,611,002

Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/02/17		1,750	1,812,457
Dynegy, Inc.:
Term B-1 Loan, 4.00%, 4/16/20		805	804,565
Term B-2 Loan, 4.00%, 4/10/20		1,285	1,284,306
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-1 Loan, 5.00%, 5/24/18		1,370	1,375,823
Gibson Energy ULC, Tranche B Term Loan, 4.75%, 6/15/18		495	501,598
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		496	501,341
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC):
Term B Loan, 5.75%, 3/28/19		1,210	1,225,887
Term Loan, 6.25%, 10/25/17		1,043	1,052,067
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		225	227,531

			8,785,575

Pharmaceuticals — 0.2%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17		992	1,001,377
Capsugel Holdings US, Inc., Initial Term Loan (New), 4.75%, 8/01/18		938	957,051
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		350	346,791
Term B-3 Loan, 7.75%, 5/15/18		134	132,976
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19		2,217	2,237,210
Patheon, Inc., Initial Term Loan, 7.25%, 12/14/18		244	247,432
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC), 2013 Term Loan, 4.25%, 12/05/18		641	649,467

			5,572,304

Floating Rate Loan Interests (b)	Par (000)		Value

Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Loan, 4.50%, 10/15/17	USD	520	$525,439

Real Estate Management & Development — 0.1%
Realogy Corp.:
Extended Synthetic Commitment, 4.40%, 10/10/16		76	76,441
Initial Term B Loan, 4.50%, 3/05/20		2,350	2,377,166

			2,453,607

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.00%, 3/01/20		1,595	1,616,931
NXP BV/NXP Funding LLC, Tranche C Loan, 4.75%, 1/10/20		1,147	1,172,935
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19		685	696,745

			3,486,611

Software — 0.0%
First Data Corp.:
2018 Dollar Term Loan, 4.20%, 3/23/18		750	747,105
2018B New Term Loan, 4.20%, 9/24/18		570	567,344

			1,314,449

Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		134	136,153
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		603	611,152
Evergreen Acquisition Co. 1 LP, New Term Loan, 5.00%, 7/09/19		1,261	1,280,433
J. Crew Group, Inc., Term B-1 Loan, 4.00%, 3/07/18		574	579,335
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		2,294	2,310,493
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/04/20		315	326,551
SRAM LLC, Term Loan, 4.00%, 4/10/20		590	593,687
The Yankee Candle Company, Inc., Initial Term Loan, 5.25%, 4/02/19		181	181,344

			6,019,148

Textiles, Apparel & Luxury Goods — 0.2%
Leslie’s Poolmart, Inc., Term B Loan, 5.25%, 10/16/19		796	806,742
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20 (b)		2,650	2,674,433
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 3.25%, 2/13/20		1,500	1,512,120
The Neiman Marcus Group, Inc., Term Loan, 4.00%, 5/16/18		1,150	1,158,337

			6,151,632

Wireless Telecommunication Services — 0.2%
Asurion, LLC (FKA Asurion Corp.), Incremental
Tranche B-1 Term Loan, 4.50%, 5/24/19		628	635,419
Syniverse Holdings, Inc., Initial Term Loan (2013), 5.00%, 4/23/19		1,000	1,003,130

24	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

Wireless Telecommunication Services (concluded)
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15	USD	3,225	$3,265,313
			4,903,862

Total Floating Rate Loan Interests — 5.2%			158,604,135

Foreign Government Obligations	Par (000)		Value

Sri Lanka — 0.1%
Republic of Sri Lanka, 5.88%, 7/25/22		2,500	2,643,750

Investment Companies	Shares
iShares Barclays Intermediate Credit Bond Fund (h)		492,730	55,067,505
iShares iBoxx $ High Yield Corporate Bond Fund (h)		1,596,284	153,003,821
iShares iBoxx $ Investment Grade Corporate Bond Fund (h)		449,979	54,955,935

Total Investment Companies — 8.7%			263,027,261

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations — 2.9%
American Home Mortgage Assets LLC, Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)	USD	3,445	2,262,988
Banc of America Funding Corp.:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		2,321	1,750,462
Series 2006-D, Class 6A1, 5.07%, 5/20/36 (b)		1,358	1,183,895
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 5.09%, 1/25/35 (b)		114	114,659
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		329	280,484
Countrywide Alternative Loan Trust:
Series 2005-36, Class 2A1A, 0.50%, 8/25/35 (b)		5,865	4,097,601
Series 2005-46CB, Class A20, 5.50%, 10/25/35		607	573,211
Series 2005-63, Class 3A3, 5.40%, 11/25/35 (b)		8,904	7,129,539
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		310	275,714
Series 2005-86CB, Class A8, 5.50%, 2/25/36		508	464,918
Series 2006-2CB, Class A6, 5.50%, 3/25/36		2,588	2,025,896
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,749	2,217,257
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		2,537	1,869,315
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,645	2,032,091

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Series 2006-20CB, Class A9, 6.00%, 7/25/36	USD	1,470	$1,013,552
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,794	1,563,208
Series 2006-43CB, Class 1A4, 6.00%, 2/25/37		4,503	3,760,938
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		6,244	5,183,403
Series 2006-5T2, Class A3, 6.00%, 4/25/36		1,061	883,512
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		2,524	1,930,515
Series 2006-9T1, Class A7, 6.00%, 5/25/36		1,383	1,129,357
Series 2006-J8, Class A5, 6.00%, 2/25/37		3,651	2,727,493
Series 2007-6, Class A4, 5.75%, 4/25/47		4,498	3,327,354
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		657	525,667
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,495	1,197,262
Series 2007-12T1, Class A5, 6.00%, 6/25/37		1,252	1,021,317
Series 2007-15CB, Class A7, 6.00%, 7/25/37		954	855,933
Series 2007-16CB, Class 1A7, 6.00%, 8/25/37		486	430,613
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		1,076	941,172
Series 2007-19, Class 1A4, 6.00%, 8/25/37		3,767	3,138,668
Series 2007-19, Class 1A8, 6.00%, 8/01/37		1,833	1,527,088
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		3,713	2,520,362
Series 2008-2R, Class 2A1, 6.00%, 8/25/37		506	424,913
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-15, Class A1, 5.50%, 8/25/35		52	51,991
Series 2006-OA5, Class 2A1, 0.39%, 4/25/46 (b)		145	109,151
Series 2007-15, Class 1A29, 6.25%, 9/25/37		1,634	1,573,897
Series 2007-2, Class A16, 6.00%, 3/25/37		3,976	3,726,506
Series 2007-21, Class 1A1, 6.25%, 2/25/38		888	803,175
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		2,421	2,045,353
Credit Suisse Mortgage Capital Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		1,394	1,298,089
Crusade Global Trust, Series 2005-2, Class A1, 0.34%, 8/14/37 (b)		980	967,374
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 5.10%, 5/25/35 (b)		247	242,294

BLACKROCK FUNDS II	APRIL 30, 2013	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 5/25/36	USD	216	$209,705
Indymac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		2,477	2,082,808
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		3,119	1,961,768
Indymac Index Mortgage Loan Trust:
Series 2005-AR1, Class 3A1, 2.61%, 3/25/35 (b)		3,829	3,791,226
Series 2006-AR3, Class 3A1A, 2.81%, 4/25/36 (b)		685	510,839
Series 2007-AR15, Class 1A1, 4.93%, 8/25/37 (b)		378	299,666
Series 2007-AR15, Class 2A1, 4.65%, 8/25/37 (b)		618	517,105
Medallion Trust, Series 2006-1G, Class A1, 0.33%, 6/14/37 (b)		827	822,327
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		593	598,083
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		1,032	1,037,241
Progress Trust, Series 2007-1GA, Class 1A, 0.41%, 8/19/38 (a)(b)		878	877,602
Residential Accredit Loans, Inc.:
Series 2005-QS1, Class A5, 5.50%, 1/25/35		223	219,164
Series 2006-QS12, Class 2A4, 6.00%, 9/25/36		357	302,226
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		680	560,733
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		704	523,222
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37		252	243,783
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 5.16%, 4/25/47 (b)		1,080	845,659
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-8, Class A5, 6.13%, 10/25/36 (c)		2,219	1,555,534

			88,156,878

Commercial Mortgage-Backed Securities — 1.9%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49		3,988	4,541,577
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4, 5.72%, 9/11/38 (b)		1,705	1,922,763
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49		3,925	4,469,503
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.80%, 12/10/49 (b)		2,250	2,652,953
Series 2013-CR7, Class XA, 1.63%, 3/10/46 (b)		8,150	830,281
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		987	987,809
Credit Suisse Commercial Mortgage Pass-Through Certificates, Series 2006-C3, Class A3, 5.80%, 6/15/38 (b)		3,599	4,036,593

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Del Coronado Trust, Series 2013-HDC Class A, 1.00%, 3/15/26 (a)(b)	USD	645	$645,619
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 5.86%, 7/10/38 (b)		4,500	5,096,623
Series 2007-GG9, Class A4, 5.44%, 3/10/39		8,000	9,143,496
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		44,735	1,829,967
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		3,590	4,069,057
Series 2007-CB18, Class A4, 5.44%, 6/12/47		4,000	4,570,152
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,320	2,654,066
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 5.87%, 6/15/38 (b)		3,750	4,250,981
Series 2007-C1, Class A4, 5.42%, 2/15/40		2,985	3,410,924
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,415	1,606,049

			56,718,413

Total Non-Agency Mortgage-Backed Securities — 4.8%			144,875,291

Participation Notes	Shares

Multi-Utilities — 0.1%
Deutsche Bank AG (Qatar Electricity & Water Co.), due 4/14/17		44,323	1,740,830

Preferred Securities	Par (000)		Value

Capital Trusts

Capital Markets — 0.3%
Goldman Sachs Capital I, 6.35%, 2/15/34	USD	9,000	9,472,851

Commercial Banks — 1.0%
BPCE SA, 12.50% (a)(b)(g)		9,000	11,291,337
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		100	100,312
HBOS Capital Funding No.2 LP, 6.07% (a)(b)(g)		200	183,250
HSBC Capital Funding LP, 10.18% (a)(b)(g)		1,260	1,827,000
Mizuho Capital Investment USD 1 Ltd., 6.69% (a)(b)(g)		100	110,250
Northgroup Preferred Capital Corp., 6.38%, 12/31/49 (a)(b)		5,500	5,637,500
RBS Capital Trust III, 5.51% (b)(g)		250	207,500
Resona Preferred Global Securities Cayman Ltd., 7.19% (a)(b)(g)		200	218,000
SMFG Preferred Capital USD 1 Ltd., 6.08% (a)(b)(g)		150	166,313
SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(g)		400	513,800
Wachovia Capital Trust III, 5.57% (b)(g)		5,550	5,577,750
Wells Fargo & Co., 7.98% (b)(g)		3,450	3,997,687

			29,830,699

26	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value

Capital Trusts (continued)

Consumer Finance — 0.3%
American Express Co., 6.80%, 9/01/66 (b)	USD	7,600	$8,312,500

Diversified Financial Services — 1.7%
Bank of America Corp.:
8.00% (b)(g)		3,200	3,635,280
8.13% (b)(g)		9,529	10,863,060
BNP Paribas SA:
5.19% (a)(b)(g)		1,000	982,500
7.20% (a)(b)(g)		2,000	2,132,500
Citigroup, Inc., 5.95% (b)(g)		3,900	4,085,250
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (b)		5,000	5,487,500
General Electric Capital Corp.:
6.25% (b)(g)		2,000	2,211,064
7.13% (b)(g)		3,000	3,511,905
6.38%, 11/15/67 (b)		750	799,500
JPMorgan Chase & Co.:
5.15% (b)(g)		3,000	3,048,750
7.90% (b)(g)		10,550	12,287,142
Lloyds Banking Group Plc, 6.66% (a)(b)(g)		3,000	2,857,500
Royal Bank of Scotland Group Plc:
6.99% (a)(b)(g)		100	98,000
7.64% (b)(g)		300	282,750
7.65% (b)(g)		200	210,000
Societe Generale SA, 5.92% (a)(b)(g)		200	195,000

			52,687,701

Independent Power Producers & Energy Traders — 0.5%
Electricite de France SA, 5.25% (a)(b)(g)		15,000	15,088,050

Insurance — 3.3%
ACE Capital Trust II, 9.70%, 4/01/30		3,000	4,395,000
The Allstate Corp.:
6.13%, 5/15/67 (b)		500	536,300
6.50%, 5/15/67 (b)		2,300	2,569,100
American General Institutional Capital A, 7.57%, 12/01/45 (a)		7,975	10,027,518
American International Group, Inc.:
8.18%, 5/15/68 (b)		3,000	4,057,500
6.25%, 3/15/87		2,046	2,283,847
AXA SA:
6.38% (a)(b)(g)		1,000	1,002,500
6.46% (a)(b)(g)		6,000	6,045,000
The Chubb Corp., 6.38%, 3/29/67 (b)		1,575	1,752,187
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)		4,250	4,010,937
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,984,020
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		2,350	2,794,150
Hub International Ltd., 8.13%, 10/15/18 (a)		200	215,250
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		2,150	2,219,875
7.80%, 3/07/87 (a)		350	411,250
10.75%, 6/15/88 (a)(b)		1,630	2,526,500
Lincoln National Corp.:
7.00%, 5/17/66 (b)		350	359,625
6.05%, 4/20/67 (b)		2,860	2,895,750

Preferred Securities	Par (000)		Value

Capital Trusts (concluded)

Insurance (concluded)
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)	USD	550	$690,250
MetLife Capital Trust X, 9.25%, 4/08/68 (a)		6,200	8,680,000
MetLife, Inc., 6.40%, 12/15/66		500	558,253
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	959,625
The Progressive Corp., 6.70%, 6/15/67 (b)		1,250	1,390,625
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		6,675	7,213,139
5.20%, 3/15/44 (b)		5,000	5,087,500
8.88%, 6/15/68 (b)		3,000	3,735,000
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (a)(b)		7,500	7,790,625
Swiss Re Capital I LP, 6.85% (a)(b)(g)		2,100	2,247,000
XL Group Plc, 6.50% (b)(g)		11,200	11,004,000
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,296,000

			100,738,326

Media — 0.2%
NBCUniversal Enterprise, Inc., 5.25% (a)(g)		6,946	7,083,531

Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	277,813

Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		5,035	5,840,600

Total Capital Trusts — 7.5%			229,332,071

Preferred Securities	Shares		Value

Preferred Stocks

Aerospace & Defense — 0.4%
United Technologies Corp., 7.50%, 8/01/15		190,000	11,236,600

Capital Markets — 0.2%
The Goldman Sachs Group, Inc., 5.63%		259,900	6,682,029

Commercial Banks — 0.5%
First Republic Bank, 6.70% (g)		200,000	5,424,000
U.S. Bancorp, 6.00% (g)		272,000	7,632,320

			13,056,320

Diversified Financial Services — 0.6%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		178,000	5,026,720
Citigroup, Inc., 5.80%		200,000	5,066,000
GMAC Capital Trust I, 8.13%, 2/15/40		273,723	7,497,273

			17,589,993

Electric Utilities — 0.1%
Duke Energy Corp., 5.13%, 1/15/73		150,000	3,826,500

Insurance — 0.4%
The Allstate Corp., 5.10%, 1/15/53		467,259	12,429,089

Real Estate Investment Trusts (REITs) — 0.6%
DDR Corp., 6.25%		200,000	4,966,000
Firstar Realty LLC, 8.88%		5,000	6,507,815

BLACKROCK FUNDS II	APRIL 30, 2013	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value

Preferred Stocks

Real Estate Investment Trusts (REITs) (concluded)
Suntrust Real Estate Investment Corp., 9.00%	15	$1,854,375
Wachovia Preferred Funding Corp., 7.25%	200,000	5,586,000

		18,914,190

Total Preferred Stocks — 2.8%		83,734,721

Total Preferred Securities — 10.3%		313,066,792

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations — 0.0%
Fannie Mae, 0.00%, 12/25/25	USD 3,550	520,297

Mortgage-Backed Securities — 1.2%
Fannie Mae Mortgage-Backed Securities:
3.00%, 12/01/27-4/01/28	14,786	15,638,705
2.50%, 1/01/28-4/01/28	18,642	19,511,214

		35,149,919

Total U.S. Government Sponsored Agency Securities — 1.2%		35,670,216

Total Long-Term Investments
(Cost — $2,946,462,486) — 101.1%		3,070,547,093

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (h)(i)	33,362,849	$33,362,849

Total Short-Term Securities (Cost — $33,362,849) — 1.1%		33,362,849

Total Investments (Cost — $2,979,825,335*) — 102.2%		3,103,909,942
Liabilities in Excess of Other Assets — (2.2)%		(66,911,888)

Net Assets — 100.0%		$3,036,998,054

Notes to Schedule of Investments
*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,980,434,247

Gross unrealized appreciation	$132,232,041
Gross unrealized depreciation	(8,646,111)

Net unrealized appreciation	$123,585,930

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Non-income producing security.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Shares Purchased		Shares Sold	Shares Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Floating Rate Income Portfolio, Institutional Class	2,692,272	10,512		2,702,785	–	–	$125,091	$204,539
BlackRock GNMA Portfolio, BlackRock Class	3,097,413	8,949		3,106,363	–	–	$155,163	$171,836
BlackRock High Yield Bond Portfolio, BlackRock Class	1,679,113	3,232		1,682,345	–	–	$25,772	$855,137
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,594,444	9,656		6,604,100	–	–	$139,599	$572,994
BlackRock Liquidity Funds, TempFund, Institutional Class	25,430,547	7,932,302	[1]	–	33,362,849	$33,362,849	$20,288	$129
iShares Barclays 1-3 Year Credit Bond Fund	–	1,544,577		1,544,577	–	–	$333,285	$(189,199)
iShares Barclays Intermediate Credit Bond Fund	–	1,079,943		587,213	492,730	$55,067,505	$1,266,894	$(190,508)
iShares Barclays MBS Bond Fund	55,305	151,071		206,376	–	–	$41,552	$(69,836)

28	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Affiliate	Shares Held at July 31, 2012	Shares Purchased	Shares Sold	Shares Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
iShares iBoxx $ High Yield Corporate Bond Fund	340,630	5,635,103	4,379,449	1,596,284	$153,003,821	$3,598,594	$2,062,582
iShares iBoxx $ Investment Grade Corporate Bond Fund	–	654,458	204,479	449,979	$54,955,935	$1,529,201	$95,097
iShares MSCI Emerging Markets Index Fund	–	13,644	13,644	–	–	–	$(1,674)

1Represents net shares sold.

(i)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
333	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2013	USD	73,468,125	$29,240
(726)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2013	USD	(90,489,094)	(390,279)
(1,604)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	(213,908,437)	(2,153,902)
	U.S. Treasury Notes 6.5 to 10-Year Bond
81	Futures Put Options, Strike Price USD 125.50	Chicago Board of Trade	September 2013	USD	6,328	(1,896)
Total						$(2,516,837)

—	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	232,898	CZK	4,601,604	Deutsche Bank AG	5/02/13	$ (2,034)

HKD	2,979,208	USD	383,879	State Street Corp.	5/03/13	32

USD	49,169	CZK	964,056	Goldman Sachs Group, Inc.	5/03/13	(50)

USD	2,351,398	SEK	15,290,805	JPMorgan Chase & Co.	5/16/13	(7,052)

USD	4,368,334	SEK	27,830,000	UBS AG	5/16/13	75,843

GBP	2,368,744	JPY	353,689,000	Goldman Sachs Group, Inc.	6/06/13	49,749

JPY	897,220,840	GBP	6,359,931	Deutsche Bank AG	6/06/13	(671,320)

JPY	656,900,000	GBP	4,662,337	State Street Corp.	6/06/13	(500,693)

AUD	9,503,168	GBP	6,551,921	Goldman Sachs Group, Inc.	7/03/13	(368,796)

USD	6,650,583	GBP	4,400,862	Deutsche Bank AG	7/03/13	(182,754)

USD	9,977,290	CHF	9,456,825	UBS AG	7/03/13	(199,852)

CNH	471,570	USD	75,758	Barclays Bank Plc	7/09/13	460

CNH	4,998,567	USD	802,596	Deutsche Bank AG	7/09/13	5,308

USD	2,426,836	SGD	3,006,000	Bank of America Corp.	7/09/13	(13,793)

USD	17,544,453	CNH	109,266,855	Barclays Bank Plc	7/09/13	(116,027)

USD	1,625,122	CNH	10,064,383	Citigroup, Inc.	7/09/13	(1,554)

USD	1,697,237	CNH	10,521,000	Deutsche Bank AG	7/09/13	(3,242)

USD	1,258,351	EUR	964,000	Barclays Bank Plc	7/23/13	(11,941)

Total						$(1,947,716)

BLACKROCK FUNDS II	APRIL 30, 2013	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$94,179,482	$91,015,030	$185,194,512
Common Stocks	$443,771,978	314,110,826	–	757,882,804
Corporate Bonds	–	1,012,535,301	–	1,012,535,301
Equity-Linked Notes	–	–	195,306,201	195,306,201
Floating Rate Loan Interests	–	129,148,918	29,455,217	158,604,135
Foreign Government Obligations	–	2,643,750	–	2,643,750
Investment Companies	263,027,261	–	–	263,027,261
Non-Agency Mortgage-Backed Securities	–	144,875,291	–	144,875,291
Participation Notes	1,740,830	–	–	1,740,830
Preferred Securities	81,880,346	229,332,071	1,854,375	313,066,792
U.S. Government Sponsored Agency Securities	–	35,670,216	–	35,670,216
Short-Term Securities	33,362,849	–	–	33,362,849
Total	$823,783,264	$1,962,495,855	$317,630,823	$3,103,909,942

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$32	$131,360	–	$131,392
Interest rate contracts	29,240	–	–	29,240
Liabilities:
Foreign currency exchange contracts	(2,084)	(2,077,024)	–	(2,079,108)
Interest rate contracts	(2,546,077)	–	–	(2,546,077)
Total	$(2,518,889)	$(1,945,664)	–	$(4,464,553)

[1]	Derivative financial instruments are financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

30	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,511,000	–	–	$2,511,000
Foreign currency at value	5,490,861	–	–	5,490,861
Liabilities:
Bank overdraft	–	$(36,563,824)	–	(36,563,824)
Total	$8,001,861	$(36,563,824)	–	$(28,561,963)

There were no transfers between Level 1 and Level 2 during the period ended April 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Equity Linked Notes	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2012	–	$5,591,196	$2,573,517	–	$8,164,713
Transfers into Level 3[2]	–	–	753,750	–	753,750
Transfers out of Level 3[2]	–	–	(1,030,135)	–	(1,030,135)
Accrued discounts/premiums	$52,653	–	(8,411)	–	44,242
Net realized gain (loss)	45,704	(564,126)	74,869	–	(443,553)
Net change in unrealized appreciation/depreciation[3]	241,865	4,580,375	247,778	–	5,070,018
Purchases	92,674,808	191,642,941	28,190,987	$1,854,375	314,363,111
Sales	(2,000,000)	(5,944,185)	(1,347,138)	–	(9,291,323)
Closing Balance, as of April 30, 2013	$91,015,030	$195,306,201	$29,455,217	$1,854,375	$317,630,823

2 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

3 The change in unrealized appreciation/depreciation on investments still held as of April 30, 2013 was $4,171,378.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	APRIL 30, 2013	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 21, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 21, 2013